UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			    Washington,  D.C.     20549


				   FORM N-Q

		    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-05641
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                            The Park Avenue Portfolio
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                (Exact name of registrant as specified in charter)


                       7 Hanover Square New York, N.Y. 10004
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               (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                            Thomas G. Sorell
     The Park Avenue Portfolio                The Park Avenue Portfolio
     7 Hanover Square                         7 Hanover Square
     New York, N.Y. 10004                     New York, N.Y. 10004

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			(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.



...   The Guardian Park Avenue Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 98.5%
     Shares                                                Value
-----------------------------------------------------------------
Aerospace and Defense - 1.4%
        166,500  United Technologies Corp.       $     15,547,770

Air Freight and Logistics - 2.7%
        394,000  United Parcel Svc., Inc.              29,912,480

Beverages - 2.9%
        352,100  Coca-Cola Co.                         14,101,605
        377,000  PepsiCo., Inc.                        18,341,050
                                                       32,442,655

Biotechnology - 1.3%
        251,200  Amgen, Inc. *                         14,238,016

Capital Markets - 5.4%
        161,800  Goldman Sachs Group, Inc.             15,086,232
        175,200  Lehman Brothers Hldgs., Inc.          13,966,944
        345,900  Merrill Lynch & Co., Inc.             17,198,148
        314,400  State Street Corp.                    13,428,024
                                                       59,679,348

Commercial Banks - 4.6%
        423,400  Bank of America Corp.                 18,345,922
        127,300  M & T Bank Corp.                      12,182,610
        351,700  Wells Fargo & Co.                     20,971,871
                                                       51,500,403

Communications Equipment - 1.6%
      1,006,000  Cisco Systems, Inc. *                 18,208,600

Computers and Peripherals - 2.6%
        554,000  Dell, Inc. *                          19,722,400
        102,700  Int'l. Business Machines               8,805,498
                                                       28,527,898

Containers and Packaging - 0.7%
        350,100  Pactiv Corp. *                         8,139,825

Diversified Financial Services - 2.4%
        618,166  Citigroup, Inc.                       27,273,484

Diversified Telecommunication Services - 1.5%
        413,600  Verizon Comm.                         16,287,568

Electric Utilities - 0.5%
         80,700  FPL Group, Inc.                        5,513,424

Electronic Equipment and Instruments - 1.0%
        189,400  CDW Corp.                             10,990,882

Energy Equipment and Services - 1.4%
        201,000  Nabors Inds., Inc. *                   9,517,350
        147,000  Noble Corp. *                          6,607,650
                                                       16,125,000

Food and Staples Retailing - 2.8%
        255,900  Costco Wholesale Corp.                10,635,204
        376,700  Wal-Mart Stores, Inc.                 20,040,440
                                                       30,675,644

Food Products - 2.0%
        210,800  Bunge Ltd.                             8,427,784
        118,200  Hershey Foods Corp.                    5,521,122
        245,800  McCormick & Co., Inc.                  8,440,772
                                                       22,389,678

Gas Utilities - 0.8%
        445,400  NiSource, Inc.                         9,357,854

Health Care Equipment and Supplies - 4.3%
        264,000  Boston Scientific Corp. *             10,488,720
        123,200  C.R. Bard, Inc. *                      6,976,816
        117,900  Guidant Corp.                          7,786,116
        279,290  Hospira, Inc. *                        8,546,274
        278,100  Medtronic, Inc.                       14,433,390
                                                       48,231,316

Hotels, Restaurants and Leisure - 3.5%
        379,300  Carnival Corp.                        17,937,097
        659,900  Hilton Hotels Corp.                   12,432,516
        247,400  Int'l. Game Technology                 8,894,030
                                                       39,263,643

Household Products - 5.1%
        539,700  Colgate-Palmolive Co.                 24,383,646
        597,400  Procter & Gamble Co.                  32,331,288
                                                       56,714,934

Industrial Conglomerates - 6.4%
        203,500  3M Co.                                16,273,895
      1,644,400  General Electric Co.                  55,218,952
                                                       71,492,847

Information Technology Services - 1.3%
        342,900  First Data Corp.                      14,916,150

Insurance - 5.9%
        196,300  Ambac Financial Group, Inc.           15,694,185
        553,500  American Int'l. Group, Inc.           37,632,465
        178,200  Chubb Corp.                           12,523,896
                                                       65,850,546

Internet and Catalog Retail - 0.7%
        179,600  Amazon.com, Inc. *                     7,338,456

Machinery - 1.9%
        116,100  Caterpillar, Inc.                      9,340,245
        181,900  Deere & Co.                           11,741,645
                                                       21,081,890

Media - 2.5%
        172,900  Knight-Ridder, Inc.                   11,316,305
        507,400  Viacom, Inc.                          17,028,344
                                                       28,344,649

Metals and Mining - 2.4%
        329,200  Alcoa, Inc.                           11,057,828
        172,000  Phelps Dodge Corp.                    15,829,160
                                                       26,886,988

Multiline Retail - 0.7%
        302,900  Family Dollar Stores, Inc.             8,208,590

Multi-Utilities and Unregulated Power - 1.1%
        187,700  Dominion Resources, Inc.              12,247,425

Oil and Gas - 5.6%
        461,700  ChevronTexaco Corp.                   24,765,588
        161,800  Devon Energy Corp.                    11,489,418
        302,800  Exxon Mobil Corp.                     14,634,324
        200,700  Occidental Petroleum Corp.            11,225,151
                                                       62,114,481

Pharmaceuticals - 9.4%
        227,300  Abbott Laboratories                    9,628,428
        189,900  Forest Laboratories, Inc. *            8,541,702
        325,540  Johnson & Johnson                     18,337,668
      1,537,040  Pfizer, Inc.                          47,033,424
        553,100  Wyeth                                 20,685,940
                                                      104,227,162

Semiconductors and Semiconductor Equipment - 2.6%
        210,000  Analog Devices, Inc.                   8,143,800
      1,038,500  Intel Corp.                           20,832,310
                                                       28,976,110

Software - 6.2%
      1,653,100  Microsoft Corp.                       45,708,215
      2,071,600  Oracle Corp. *                        23,367,648
                                                       69,075,863

Specialty Retail - 2.3%
        479,500  Bed, Bath & Beyond, Inc. *            17,794,245
        256,700  PETsMART, Inc.                         7,287,713
                                                       25,081,958

Tobacco - 1.0%
        238,800  Altria Group, Inc.                    11,233,152

Total Common Stocks
(Cost $1,002,052,133)                            $  1,098,096,689

Repurchase Agreement - 0.7%

Principal
Amount                                                     Value
-----
$     7,403,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $7,403,370 at
                 1.80%, due 10/1/2004 (1)
                 (Cost $7,403,000)               $      7,403,000

Total Investments - 99.2%
(Cost $1,009,455,133)                               1,105,499,689
Cash, Receivables and Other Assets
Less Liabilities - 0.8%                                 9,089,076
Net Assets - 100%                                $  1,114,588,765


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $  123,086,385
Gross unrealized depreciation .................       (27,041,829)
                                                   --------------
Net unrealized appreciation ...................    $   96,044,556
                                                   ==============
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...   The Guardian UBS Large Cap Value Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 96.8%
     Shares                                                Value
-----
Aerospace and Defense - 3.8%
         21,400  Boeing Co.                      $      1,104,668
         24,800  Lockheed Martin Corp.                  1,383,344
         18,000  Northrop Grumman Corp.                   959,940
                                                        3,447,952

Airlines - 0.2%
         41,000  Delta Airlines, Inc. *                   134,890

Auto Components - 1.4%
         21,800  Johnson Controls, Inc.                 1,238,458

Biotechnology - 1.0%
         18,600  Cephalon, Inc. *                         890,940

Building Products - 2.4%
         63,600  Masco Corp.                            2,196,108

Capital Markets - 7.3%
         73,400  Mellon Financial Corp.                 2,032,446
         74,600  Morgan Stanley                         3,677,780
         20,800  Northern Trust Corp.                     848,640
                                                        6,558,866

Commercial Banks - 8.2%
         39,856  Bank of America Corp.                  1,726,960
         33,100  PNC Financial Svcs. Group              1,790,710
         65,000  Wells Fargo & Co.                      3,875,950
                                                        7,393,620

Commercial Services and Supplies - 0.6%
         20,300  Equifax, Inc.                            535,108

Computers and Peripherals - 1.1%
         54,700  Hewlett Packard Co.                    1,025,625

Construction Materials - 1.8%
         35,500  Martin Marietta Materials, Inc.        1,607,085

Diversified Financial Services - 9.4%
        100,900  Citigroup, Inc.                        4,451,708
        100,500  J.P. Morgan Chase & Co.                3,992,865
                                                        8,444,573

Diversified Telecommunication Services - 2.1%
         72,600  SBC Comm., Inc.                        1,883,970

Electric Utilities - 6.9%
         54,900  American Electric Power, Inc.          1,754,604
         43,400  Exelon Corp.                           1,592,346
         47,000  FirstEnergy Corp.                      1,930,760
         44,000  Pepco Hldgs., Inc.                       875,600
                                                        6,153,310

Food and Staples Retailing - 4.0%
         46,600  Albertson's, Inc.                      1,115,138
         38,300  Costco Wholesale Corp.                 1,591,748
         56,000  Kroger Co. *                             869,120
                                                        3,576,006

Health Care Providers and Services - 3.6%
          5,400  Quest Diagnostics, Inc.                  476,388
         37,600  UnitedHealth Group                     2,772,624
                                                        3,249,012

Household Products - 1.2%
         16,700  Kimberly-Clark Corp.                   1,078,653

Insurance - 4.4%
         26,400  AFLAC, Inc.                            1,035,144
         28,000  Allstate Corp.                         1,343,720
          2,100  American Int'l. Group, Inc.              142,779
         22,400  Hartford Financial Svcs. Group,
                 Inc.                                   1,387,232
                                                        3,908,875

Machinery - 3.0%
         28,600  Illinois Tool Works, Inc.              2,664,662

Media - 7.5%
         10,000  Gannett Co., Inc.                        837,600
         22,900  Omnicom Group, Inc.                    1,673,074
        125,000  Time Warner, Inc. *                    2,017,500
         64,500  Viacom, Inc.                           2,164,620
                                                        6,692,794

Multi-Utilities and Unregulated Power - 1.9%
         45,900  CMS Energy Corp. *                       436,968
         35,000  Sempra Energy                          1,266,650
                                                        1,703,618

Oil and Gas - 8.8%
         15,800  ConocoPhillips                         1,309,030
        103,600  Exxon Mobil Corp.                      5,006,988
         37,900  Marathon Oil Corp.                     1,564,512
                                                        7,880,530

Pharmaceuticals - 4.6%
         40,500  Bristol-Myers Squibb Corp.               958,635
         22,700  Johnson & Johnson                      1,278,691
         49,700  Wyeth                                  1,858,780
                                                        4,096,106

Road and Rail - 4.2%
         46,400  Burlington Northern Santa Fe           1,777,584
         59,800  CSX Corp.                              1,985,360
                                                        3,762,944

Software - 0.8%
         64,500  Oracle Corp. *                           727,560

Thrifts and Mortgage Finance - 3.1%
         43,100  Federal Home Loan Mortgage Corp.       2,811,844

Wireless Telecommunication Services - 3.5%
        133,000  Nextel Comm., Inc. *                   3,170,720

Total Common Stocks
(Cost $69,799,738)                               $     86,833,829

Exchange-Traded Fund - 2.3%
         18,100  S&P Depositary Receipts
                 Trust Series 1
                 exp. 12/31/2099
                 (Cost $1,992,422)               $      2,022,856


Repurchase Agreement - 0.6%

Principal
Amount                                                     Value
-----------------------------------------------------------------
$       576,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $576,029 at
                 1.80%, due 10/1/2004 (1)
                 (Cost $576,000)                 $        576,000

Total Investments - 99.7%
(Cost $72,368,160)                                     89,432,685
Cash, Receivables and Other Assets
Less Liabilities - 0.3%                                   296,013
Net Assets - 100%                                $     89,728,698


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   17,919,200
Gross unrealized depreciation .................          (854,675)
                                                   --------------
Net unrealized appreciation ...................    $   17,064,525
                                                   ==============
-----------------------------------------------------------------


-----------------------------------------------------------------



...   The Guardian Park Avenue Small Cap Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 98.5%
     Shares                                                Value
-----------------------------------------------------------------
Aerospace and Defense - 2.6%
         62,200  Aviall, Inc. *                  $      1,268,880
        145,900  EDO Corp.                              4,048,725
                                                        5,317,605

Air Freight and Logistics - 1.5%
         26,800  Hub Group, Inc. *                        998,300
         34,300  UTi Worldwide, Inc.                    2,017,183
                                                        3,015,483

Airlines - 1.5%
        202,100  Skywest, Inc.                          3,041,605

Auto Components - 1.0%
         68,800  American Axle & Mfg. Hldgs., Inc.      2,013,088

Beverages - 0.7%
         48,400  Cott Corp. *                           1,395,856

Biotechnology - 4.9%
        190,200  Cell Therapeutics, Inc. *              1,304,772
         75,900  ILEX Oncology, Inc. *                  1,910,403
        122,600  Immunicon Corp. *                      1,226,000
        109,700  Keryx Biopharmaceuticals, Inc. *       1,227,543
        100,200  Nabi Biopharmaceuticals *              1,340,676
        140,300  Protein Design Labs., Inc. *           2,747,074
                                                        9,756,468

Capital Markets - 3.5%
         74,700  Investors Financial Svcs. Corp.        3,371,211
         94,800  Piper Jaffray Cos., Inc. *             3,753,132
                                                        7,124,343

Chemicals - 1.6%
         38,500  Georgia Gulf Corp.                     1,716,715
         65,100  Westlake Chemical Corp. *              1,451,730
                                                        3,168,445

Commercial Banks - 3.9%
        166,900  Boston Private Financial Hldgs.,
                 Inc.                                   4,165,824
         52,600  UCBH Hldgs., Inc.                      2,055,082
         28,100  Westamerica Bancorporation             1,542,409
                                                        7,763,315

Commercial Services and Supplies - 3.4%
         48,400  Bright Horizons Family Solutions,
                 Inc. *                                 2,627,636
        168,800  Educate, Inc. *                        1,990,152
        151,700  Labor Ready, Inc. *                    2,126,834
                                                        6,744,622

Communications Equipment - 2.0%
        354,300  Arris Group, Inc. *                    1,849,446
        223,500  Symmetricom, Inc. *                    2,114,310
                                                        3,963,756

Computers and Peripherals - 1.1%
        108,000  Synaptics, Inc. *                      2,177,280

Containers and Packaging - 0.5%
         20,200  Silgan Hldgs., Inc.                      935,260

Diversified Financial Services - 3.1%
        100,300  Encore Capital Group, Inc. *           1,890,655
        113,700  Financial Federal Corp. *              4,261,476
                                                        6,152,131

Electronic Equipment and Instruments - 3.3%
        200,800  Aeroflex, Inc. *                       2,122,456
         94,000  Benchmark Electronics, Inc. *          2,801,200
        159,600  Plexus Corp. *                         1,761,984
                                                        6,685,640

Energy Equipment and Services - 1.5%
        279,600  Key Energy Svcs., Inc. *               3,089,580

Food and Staples Retailing - 0.7%
         56,300  Performance Food Group Co. *           1,334,310

Food Products - 0.5%
         35,100  American Italian Pasta Co.               917,865

Gas Utilities - 2.8%
         86,400  AGL Resources, Inc.                    2,658,528
         78,900  UGI Corp.                              2,939,814
                                                        5,598,342

Health Care Equipment and Supplies - 6.9%
        155,000  American Medical Systems Hldgs.,
                 Inc. *                                 5,621,850
        106,100  Conceptus, Inc. *                        983,547
         55,000  DJ Orthopedics, Inc.                     970,750
        186,400  Immucor, Inc. *                        4,613,400
         43,900  Varian, Inc. *                         1,662,493
                                                       13,852,040

Hotels, Restaurants and Leisure - 2.8%
         60,300  Penn National Gaming, Inc. *           2,436,120
         71,800  Red Robin Gourmet Burgers, Inc. *      3,135,506
                                                        5,571,626

Household Durables - 0.8%
         42,400  Jarden Corp. *                         1,547,176

Information Technology Services - 1.4%
        177,000  Keane, Inc. *                          2,718,720

Insurance - 3.0%
        138,800  Direct General Corp.                   4,014,096
         60,200  ProAssurance Corp. *                   2,108,204
                                                        6,122,300

Internet and Catalog Retail - 1.8%
         53,000  Blue Nile, Inc. *                      1,785,040
        119,400  Netflix, Inc. *                        1,841,148
                                                        3,626,188

Internet Software and Services - 0.8%
        210,200  S1 Corp. *                             1,677,396

Machinery - 4.3%
         28,200  Bucyrus Int'l., Inc. *                   947,520
        166,000  Trinity Inds., Inc.                    5,174,220
         92,800  Watts Water Technologies, Inc.         2,491,680
                                                        8,613,420

Media - 2.6%
         65,500  Cumulus Media, Inc. *                    942,545
        270,900  Gray Television, Inc.                  3,223,710
         51,600  Westwood One, Inc. *                   1,020,132
                                                        5,186,387

Metals and Mining - 2.6%
        191,300  Century Aluminum Co. *                 5,304,749

Multiline Retail - 1.2%
        176,800  99 Cents Only Stores *                 2,515,864

Multi-Utilities and Unregulated Power - 0.8%
         31,400  Energen Corp.                          1,618,670

Oil and Gas - 2.7%
        101,800  Energy Partners Ltd. *                 1,657,304
         72,100  Forest Oil Corp. *                     2,171,652
        143,800  Magnum Hunter Resources, Inc. *        1,659,452
                                                        5,488,408

Pharmaceuticals - 3.2%
        124,000  Discovery Laboratories, Inc. *           830,800
         39,000  Medicis Pharmaceutical Corp.           1,522,560
        194,100  Pain Therapeutics, Inc. *              1,395,579
        104,000  Penwest Pharmaceuticals Co. *          1,174,160
         72,350  Salix Pharmaceuticals Ltd. *           1,556,972
                                                        6,480,071

Real Estate - 5.3%
         32,600  Alexandria Real Estate Equities        2,142,472
         76,900  Arden Realty, Inc.                     2,505,402
         46,700  Federal Realty Investment Trust        2,054,800
         51,000  Home Pptys., Inc.                      2,017,560
         67,000  Reckson Assocs. Realty Corp.           1,926,250
                                                       10,646,484

Semiconductors and Semiconductor Equipment - 4.5%
        155,000  Mattson Technology, Inc. *             1,191,950
        160,200  Netlogic Microsystems, Inc. *          1,055,718
        171,500  Pericom Semiconductor Corp. *          1,656,690
        237,700  RF Micro Devices, Inc. *               1,507,018
        167,700  Sigmatel, Inc. *                       3,556,917
                                                        8,968,293

Software - 6.2%
        248,500  Borland Software Corp. *               2,074,975
         67,800  FactSet Research Systems, Inc.         3,267,960
        126,400  Internet Security Systems, Inc. *      2,148,800
        179,300  Lawson Software, Inc. *                1,004,080
         60,400  Manhattan Assoc., Inc. *               1,474,968
        130,800  RSA Security, Inc. *                   2,524,440
                                                       12,495,223

Specialty Retail - 4.3%
        125,200  Cost Plus, Inc. *                      4,429,576
         49,700  Finish Line, Inc.                      1,536,724
        156,400  Movie Gallery, Inc.                    2,741,692
                                                        8,707,992

Thrifts and Mortgage Finance - 3.2%
         69,400  Flagstar Bancorp, Inc.                 1,476,832
        108,800  NewAlliance Bancshares, Inc.           1,561,280
        181,998  W Hldg. Co., Inc.                      3,457,962
                                                        6,496,074

Total Common Stocks
(Cost $172,647,788)                              $    197,832,075

Repurchase Agreement - 4.0%

Principal
Amount                                                     Value
-----------------------------------------------------------------
$     8,064,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $8,064,403 at
                 1.80%, due 10/1/2004 (1)
                 (Cost $8,064,000)               $      8,064,000

Total Investments - 102.5%
(Cost $180,711,788)                                   205,896,075
Liabilities in Excess of Cash, Receivables and
Other Assets - (2.5)%                                  (4,945,957)
Net Assets - 100%                                $    200,950,118


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   33,092,546
Gross unrealized depreciation .................        (7,908,259)
                                                   --------------
Net unrealized appreciation ...................    $   25,184,287
                                                   ==============
-----------------------------------------------------------------


-----------------------------------------------------------------



...   The Guardian UBS Small Cap Value Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 96.9%
     Shares                                                Value
Aerospace and Defense - 2.7%
         25,400  Esterline Technologies Corp. *  $        776,986
         10,800  Triumph Group, Inc. *                    365,364
                                                        1,142,350

Airlines - 1.9%
         50,300  Mesa Air Group, Inc. *                   256,530
         55,800  Pinnacle Airlines Corp. *                563,580
                                                          820,110

Auto Components - 1.2%
         17,600  American Axle & Mfg. Hldgs., Inc.        514,976

Biotechnology - 1.4%
         23,000  Alkermes, Inc. *                         265,420
         16,500  Ligand Pharmaceuticals, Inc. *           165,330
         11,500  Vicuron Phamaceuticals, Inc. *           168,820
                                                          599,570

Building Products - 0.4%
         14,500  Apogee Enterprises, Inc.                 187,485

Capital Markets - 1.4%
         41,300  Apollo Investment Corp.                  584,395

Chemicals - 0.9%
         11,200  Lubrizol Corp.                           387,520

Commercial Banks - 9.3%
         18,200  Boston Private Financial Hldgs.,
                 Inc.                                     454,272
         37,100  Colonial BancGroup, Inc.                 758,695
         15,600  Cullen/Frost Bankers, Inc.               724,932
         11,800  First BanCorp.                           569,940
         16,100  South Financial Group, Inc.              454,020
         22,200  Trustmark Corp.                          689,976
          9,400  Vineyard National Bancorp Co.            266,302
                                                        3,918,137

Commercial Services and Supplies - 5.6%
         16,500  Adesa, Inc. *                            271,095
         23,200  Jackson Hewitt Tax Svc., Inc.            469,336
          9,500  John H. Harland Co.                      297,825
         25,600  McGrath Rentcorp                         935,680
         14,900  Mobile Mini, Inc. *                      369,520
                                                        2,343,456

Communications Equipment - 2.0%
         15,000  Harris Corp.                             824,100

Computers and Peripherals - 0.3%
         46,500  Quantum Corp. *                          107,415

Electric Utilities - 1.6%
          5,500  Allete, Inc.                             178,750
         19,400  Hawaiian Electric Inds., Inc.            514,876
                                                          693,626

Electrical Equipment - 2.5%
         33,900  Regal-Beloit Corp.                       820,041
         21,900  Ultralife Batteries, Inc. *              222,723
                                                        1,042,764

Electronic Equipment and Instruments - 3.1%
         32,000  Methode Electronics, Inc.                409,280
         25,700  Newport Corp. *                          294,779
         28,300  Park Electrochemical Corp.               599,960
                                                        1,304,019

Energy Equipment and Services - 3.4%
         21,200  Oceaneering Int'l., Inc. *               781,008
         18,300  Offshore Logistics, Inc. *               629,886
                                                        1,410,894

Food Products - 1.2%
         27,800  Hain Celestial Group, Inc. *             491,504

Gas Utilities - 1.3%
         18,500  AGL Resources, Inc.                      569,245

Health Care Equipment and Supplies - 4.7%
         52,200  Candela Corp. *                          602,388
         12,500  Haemonetics Corp. *                      410,500
         12,400  ICU Medical, Inc. *                      322,896
         18,000  Mentor Corp.                             606,240
         14,500  Theragenics Corp. *                       52,925
                                                        1,994,949

Health Care Providers and Services - 4.4%
         11,400  LifePoint Hospitals, Inc. *              342,114
         11,900  Molina Healthcare, Inc. *                422,450
          9,000  RehabCare Group, Inc. *                  207,270
         27,000  Renal Care Group, Inc. *                 870,210
                                                        1,842,044

Hotels, Restaurants and Leisure - 2.0%
         28,400  Bally Total Fitness Hldg. Corp. *        103,376
         20,900  CBRL Group, Inc.                         754,072
                                                          857,448

Household Durables - 5.0%
         38,000  Department 56, Inc. *                    619,400
         25,900  Furniture Brands Int'l., Inc.            649,572
         12,300  Libbey, Inc.                             230,010
          6,600  Ryland Group, Inc.                       611,556
                                                        2,110,538

Information Technology Services - 1.2%
         33,900  Computer Task Group, Inc. *              105,429
         54,700  SM&A *                                   382,353
                                                          487,782

Insurance - 3.3%
         18,400  AmerUs Group Co.                         754,400
          9,100  Donegal Group, Inc.                      174,720
         12,500  Selective Insurance Group, Inc.          465,000
                                                        1,394,120

Internet Software and Services - 0.9%
        143,000  Tumbleweed Comm. Corp. *                 361,790

Machinery - 2.7%
         19,600  Gardner Denver, Inc. *                   540,372
          8,400  Harsco Corp.                             377,160
          6,100  Nordson Corp.                            209,413
                                                        1,126,945

Media - 2.6%
         10,500  ADVO, Inc.                               324,870
         27,200  Radio One, Inc. *                        387,056
         21,900  Saga Comm., Inc. *                       371,205
                                                        1,083,131

Metals and Mining - 1.7%
         13,900  Quanex Corp.                             712,792

Multi-Utilities and Unregulated Power - 3.0%
         23,600  Equitable Resources, Inc.              1,281,716

Oil and Gas - 1.5%
         18,000  Cimarex Energy Co. *                     628,920

Personal Products - 1.1%
         20,300  Nu Skin Enterprises, Inc.                477,253

Pharmaceuticals - 0.4%
         18,500  Advancis Pharmaceutical Corp. *          150,775

Real Estate - 5.1%
         20,507  Government Pptys. Trust, Inc.            194,816
         15,500  Innkeepers USA Trust                     192,820
         14,700  Parkway Pptys., Inc.                     682,815
          8,000  SL Green Realty Corp.                    414,480
         22,700  Thornburg Mortgage, Inc.                 658,527
                                                        2,143,458

Road and Rail - 3.7%
         19,950  Genesee & Wyoming, Inc. *                505,134
         22,400  Werner Enterprises, Inc.                 432,544
         13,100  Yellow Roadway Corp. *                   614,259
                                                        1,551,937

Semiconductors and Semiconductor Equipment - 0.6%
         14,300  Dupont Photomasks, Inc. *                243,672

Software - 1.6%
         29,500  Mentor Graphics Corp. *                  323,468
         14,400  Reynolds & Reynolds Co.                  355,248
                                                          678,716

Specialty Retail - 5.1%
         33,700  Hollywood Entertainment Corp. *          332,619
         16,100  Linens 'n Things, Inc. *                 373,037
         41,900  Party City Corp. *                       618,863
         17,300  Rent-A-Center, Inc. *                    447,378
         18,100  Sharper Image Corp. *                    388,245
                                                        2,160,142

Textiles, Apparel and Luxury Goods - 0.7%
          7,700  Kellwood Co.                             280,665

Thrifts and Mortgage Finance - 5.4%
         16,300  Accredited Home Lenders Hldg. Co. *      627,876
         10,500  Independence Community Bank Corp.        410,025
         11,300  IndyMac Bancorp, Inc.                    409,060
         52,900  Ocwen Financial Corp. *                  484,035
         15,200  Saxon Capital, Inc.                      326,800
                                                        2,257,796

Total Common Stocks
(Cost $34,672,809)                               $     40,768,155

Exchange-Traded Fund - 1.2%
          2,900  iShares Russell 2000
                 Value Index Fund
                 (Cost $483,937)                 $        497,901


Repurchase Agreement - 2.2%

Principal
Amount                                                     Value
-----------------------------------------------------------------
$       900,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $900,045 at
                 1.80%, due 10/1/2004 (1)
                 (Cost $900,000)                 $        900,000

Total Investments - 100.3%
(Cost $36,056,746)                                     42,166,056
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.3)%                                    (105,330)
Net Assets - 100%                                $     42,060,726


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    8,006,773
Gross unrealized depreciation .................        (1,897,463)
                                                   --------------
Net unrealized appreciation ...................    $    6,109,310
                                                   ==============
-----------------------------------------------------------------



-----------------------------------------------------------------



...   The Guardian Asset Allocation Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 14.8%
     Shares                                                Value
-----------------------------------------------------------------
Aerospace and Defense - 0.3%
          3,044  Boeing Co.                      $        157,131
          2,736  Honeywell Int'l., Inc.                    98,113
          1,046  Lockheed Martin Corp.                     58,346
          1,212  Northrop Grumman Corp.                    64,636
          1,924  Raytheon Co.                              73,073
            318  United Technologies Corp.                 29,695
                                                          480,994

Air Freight and Logistics - 0.1%
          2,119  United Parcel Svc., Inc.                 160,874

Airlines - 0.0%
          2,503  Southwest Airlines Co.                    34,091

Automobiles - 0.2%
          5,835  Ford Motor Co.                            81,982
          2,438  General Motors Corp.                     103,566
          1,219  Harley-Davidson, Inc.                     72,457
                                                          258,005

Beverages - 0.4%
          2,438  Anheuser-Busch Cos., Inc.                121,778
          4,595  Coca-Cola Co.                            184,030
          3,197  Coca-Cola Enterprises, Inc.               60,423
          2,867  PepsiCo., Inc.                           139,479
          2,305  The Pepsi Bottling Group, Inc.            62,581
                                                          568,291

Biotechnology - 0.2%
          2,242  Amgen, Inc. *                            127,077
            917  Biogen Idec, Inc. *                       56,093
          1,035  Chiron Corp. *                            45,747
          1,726  MedImmune, Inc. *                         40,906
                                                          269,823

Building Products - 0.1%
          2,608  Masco Corp.                               90,054

Capital Markets - 0.4%
          2,547  Bank of New York, Inc.                    74,296
          8,048  Charles Schwab Corp.                      73,961
          1,000  Goldman Sachs Group, Inc.                 93,240
            980  Lehman Brothers Hldgs., Inc.              78,126
          2,356  Mellon Financial Corp.                    65,238
            410  Merrill Lynch & Co., Inc.                 20,385
          3,352  Morgan Stanley                           165,254
             57  State Street Corp.                         2,434
                                                          572,934

Chemicals - 0.2%
            567  Dow Chemical Co.                          25,617
          3,035  E.I. Du Pont de Nemours & Co.            129,898
          1,085  Monsanto Co.                              39,515
          1,174  PPG Inds., Inc.                           71,943
          1,770  Rohm & Haas Co.                           76,057
                                                          343,030

Commercial Banks - 0.9%
         14,194  Bank of America Corp.                    615,026
          1,872  BB&T Corp.                                74,300
          2,217  Fifth Third Bancorp                      109,121
          1,410  KeyCorp                                   44,556
          3,312  U.S. Bancorp                              95,717
          4,992  Wachovia Corp.                           234,374
          3,950  Wells Fargo & Co.                        235,538
                                                        1,408,632

Commercial Services and Supplies - 0.2%
          5,396  Cendant Corp.                            116,554
          1,807  Cintas Corp.                              75,966
          1,630  Pitney Bowes, Inc.                        71,883
          2,779  Waste Management, Inc.                    75,978
                                                          340,381

Communications Equipment - 0.4%
         15,125  Cisco Systems, Inc. *                    273,762
          6,482  Corning, Inc. *                           71,821
          6,075  Motorola, Inc.                           109,593
          4,768  QUALCOMM, Inc.                           186,143
                                                          641,319

Computers and Peripherals - 0.5%
          4,776  Dell, Inc. *                             170,026
          5,386  EMC Corp. *                               62,154
          8,215  Hewlett Packard Co.                      154,031
          4,066  Int'l. Business Machines                 348,619
         12,916  Sun Microsystems, Inc. *                  52,181
                                                          787,011

Consumer Finance - 0.2%
          1,972  American Express Co.                     101,479
            146  Capital One Financial Corp.               10,789
          4,750  MBNA Corp.                               119,700
          2,265  SLM Corp.                                101,019
                                                          332,987

Distributors - 0.1%
          2,967  Genuine Parts Co.                        113,873

Diversified Financial Services - 0.5%
         11,373  Citigroup, Inc.                          501,777
          5,066  J.P. Morgan Chase & Co.                  201,272
                                                          703,049

Diversified Telecommunication Services - 0.4%
          1,564  ALLTEL Corp.                              85,879
          1,989  AT & T Corp.                              28,483
          5,078  BellSouth Corp.                          137,715
          5,290  SBC Comm., Inc.                          137,276
          1,710  Sprint Corp. (FON Group)                  34,422
          4,971  Verizon Comm.                            195,758
                                                          619,533

Electric Utilities - 0.3%
          1,705  Entergy Corp.                            103,340
          1,050  Exelon Corp.                              38,525
          1,214  FPL Group, Inc.                           82,940
          1,395  Progress Energy, Inc.                     59,064
          2,650  Southern Co.                              79,447
          1,292  TXU Corp.                                 61,913
                                                          425,229

Electrical Equipment - 0.1%
            424  Cooper Inds. Ltd.                         25,016
          1,106  Emerson Electric Co.                      68,450
                                                           93,466

Electronic Equipment and Instruments - 0.1%
          2,990  Agilent Technologies, Inc. *              64,494
          4,723  Solectron Corp. *                         23,379
                                                           87,873

Energy Equipment and Services - 0.1%
          2,205  Baker Hughes, Inc.                        96,403
          1,681  Schlumberger Ltd.                        113,148
                                                          209,551

Food and Staples Retailing - 0.5%
            840  Albertson's, Inc.                         20,101
          2,620  CVS Corp.                                110,380
          2,409  Kroger Co. *                              37,388
          1,099  Safeway, Inc. *                           21,222
         10,695  Wal-Mart Stores, Inc.                    568,974
                                                          758,065

Food Products - 0.3%
          2,194  Archer-Daniels-Midland Co.                37,254
          2,621  Campbell Soup Co.                         68,906
          2,662  ConAgra Foods, Inc.                       68,440
            928  General Mills, Inc.                       41,667
          2,424  H.J. Heinz Co.                            87,313
          1,334  Hershey Foods Corp.                       62,311
          2,012  Kellogg Co.                               85,832
          1,269  W.M. Wrigley Jr. Co.                      80,340
                                                          532,063

Health Care Equipment and Supplies - 0.5%
          2,128  Baxter Int'l., Inc.                       68,437
          2,122  Becton Dickinson & Co., Inc.             109,708
          2,932  Boston Scientific Corp. *                116,488
            272  C.R. Bard, Inc. *                         15,403
          2,016  Guidant Corp.                            133,137
          1,756  Medtronic, Inc.                           91,136
          1,442  St. Jude Medical, Inc. *                 108,539
          1,188  Stryker Corp.                             57,119
            884  Zimmer Hldgs., Inc. *                     69,871
                                                          769,838

Health Care Providers and Services - 0.2%
            998  AmerisourceBergen Corp.                   53,603
            746  Cigna Corp.                               51,944
            306  HCA, Inc.                                 11,674
          3,629  Health Management Associates, Inc.        74,140
          1,178  McKesson Corp.                            30,216
          1,512  Tenet Healthcare Corp. *                  16,314
            929  Wellpoint Health Networks, Inc. *         97,629
                                                          335,520

Hotels, Restaurants and Leisure - 0.2%
          2,190  Carnival Corp.                           103,565
          2,751  McDonald's Corp.                          77,110
          2,943  Starbucks Corp. *                        133,789
                                                          314,464

Household Products - 0.3%
            614  Clorox Co.                                32,726
          1,955  Kimberly-Clark Corp.                     126,274
          5,120  Procter & Gamble Co.                     277,094
                                                          436,094

Industrial Conglomerates - 0.8%
          2,236  3M Co.                                   178,813
         23,903  General Electric Co.                     802,662
          6,224  Tyco Int'l. Ltd.                         190,828
                                                        1,172,303

Information Technology Services - 0.3%
          2,142  Automatic Data Processing, Inc.           88,507
          2,525  Electronic Data Systems Corp.             48,960
          4,416  First Data Corp.                         192,096
            957  Paychex, Inc.                             28,854
          1,608  Sabre Hldgs. Corp.                        39,444
                                                          397,861

Insurance - 0.7%
          2,353  AFLAC, Inc.                               92,261
          2,008  Allstate Corp.                            96,364
          5,515  American Int'l. Group, Inc.              374,965
          1,281  Chubb Corp.                               90,029
            186  Loews Corp.                               10,881
          1,308  Manulife Financial Corp.                  57,277
          2,164  Marsh & McLennan Cos., Inc.               99,025
          2,884  MetLife, Inc.                            111,466
          1,253  Progressive Corp.                        106,192
            687  St. Paul Travelers Cos., Inc.             22,700
                                                        1,061,160

Internet Software and Services - 0.0%
          1,884  Yahoo! Inc. *                             63,886

Leisure Equipment and Products - 0.1%
          1,149  Eastman Kodak Co.                         37,021
          3,448  Mattel, Inc. *                            62,512
                                                           99,533

Machinery - 0.2%
          1,626  Caterpillar, Inc.                        130,812
          1,491  Deere & Co.                               96,244
          2,138  Dover Corp.                               83,104
                                                          310,160

Media - 0.5%
          2,046  Clear Channel Comm., Inc.                 63,774
          3,217  Comcast Corp. - Class A *                 90,848
            216  Comcast Corp. - Class A Special *          6,031
            629  Gannett Co., Inc.                         52,685
          1,395  New York Times Co.                        54,544
         11,612  Time Warner, Inc. *                      187,418
             77  Tribune Co.                                3,169
          4,849  Viacom, Inc.                             162,732
          5,567  Walt Disney Co. *                        125,536
                                                          746,737

Metals and Mining - 0.0%
          2,364  Alcoa, Inc.                               79,407

Multiline Retail - 0.1%
          1,602  Kohl's Corp. *                            77,201
            481  Target Corp.                              21,765
                                                           98,966

Multi-Utilities and Unregulated Power - 0.1%
          3,468  AES Corp. *                               34,645
          4,604  Duke Energy Corp.                        105,386
          1,682  Public Svc. Enterprise Group, Inc.        71,653
                                                          211,684

Oil and Gas - 0.9%
          1,406  Anadarko Petroleum Corp.                  93,302
            294  Burlington Resources, Inc.                11,995
          5,774  ChevronTexaco Corp.                      309,718
          1,233  ConocoPhillips                           102,154
          3,136  El Paso Corp.                             28,820
         14,298  Exxon Mobil Corp.                        691,022
          2,571  Unocal Corp.                             110,553
          3,916  Williams Cos., Inc.                       47,384
                                                        1,394,948

Paper and Forest Products - 0.1%
          2,952  Georgia-Pacific Corp.                    106,124

Personal Products - 0.1%
          2,752  Avon Products, Inc.                      120,208
          2,784  Gillette Co.                             116,204
                                                          236,412

Pharmaceuticals - 1.0%
          1,116  Allergan, Inc.                            80,966
          6,462  Bristol-Myers Squibb Corp.               152,956
          3,549  Eli Lilly & Co.                          213,117
          1,774  Forest Laboratories, Inc. *               79,795
          6,872  Johnson & Johnson                        387,100
          1,779  King Pharmaceuticals, Inc. *              21,241
         17,915  Pfizer, Inc.                             548,199
          3,875  Schering-Plough Corp.                     73,857
                                                        1,557,231

Real Estate - 0.1%
          2,383  Plum Creek Timber Co., Inc.               83,477
          1,972  Simon Ppty. Group, Inc.                  105,758
                                                          189,235

Road and Rail - 0.1%
          2,352  Burlington Northern Santa Fe              90,105
          1,674  Union Pacific Corp.                       98,097
                                                          188,202

Semiconductors and Semiconductor Equipment - 0.5%
          2,923  Altera Corp. *                            57,203
            754  Analog Devices, Inc.                      29,240
          4,648  Applied Materials, Inc. *                 76,645
          1,688  Broadcom Corp. *                          46,066
         13,630  Intel Corp.                              273,418
          1,448  KLA-Tencor Corp. *                        60,063
            549  Linear Technology Corp.                   19,896
            794  Maxim Integrated Products, Inc.           33,578
          3,302  Micron Technology, Inc. *                 39,723
          1,503  Texas Instruments, Inc.                   31,984
          2,346  Xilinx, Inc.                              63,342
                                                          731,158

Software - 0.6%
          1,802  Adobe Systems, Inc.                       89,145
          3,590  Computer Associates Int'l., Inc.          94,417
         23,245  Microsoft Corp.                          642,725
          2,830  Siebel Systems, Inc. *                    21,338
          2,739  VERITAS Software Corp.                    48,754
                                                          896,379

Specialty Retail - 0.3%
          1,416  Bed, Bath & Beyond, Inc. *                52,548
          1,930  Best Buy Co., Inc.                       104,683
          3,143  Home Depot, Inc.                         123,206
          2,415  Lowe's Cos., Inc.                        131,255
            432  Staples, Inc.                             12,882
          5,047  The Gap, Inc.                             94,379
                                                          518,953

Textiles, Apparel and Luxury Goods - 0.1%
          1,255  NIKE, Inc.                                98,894

Thrifts and Mortgage Finance - 0.2%
          1,850  Federal National Mortgage Assn.          117,290
          4,145  Washington Mutual, Inc.                  161,987
                                                          279,277

Tobacco - 0.2%
          5,316  Altria Group, Inc.                       250,065
            509  UST, Inc.                                 20,492
                                                          270,557

Wireless Telecommunication Services - 0.1%
         12,777  AT & T Wireless Svcs., Inc. *            188,844

Total Common Stocks
(Cost $24,127,995)                                     22,584,955

Mutual Funds - 79.9%

Equity - 76.8%
     15,277,311  The Guardian S&P 500 Index Fund,
                 Class A (1)+                    $    117,329,746

Fixed Income - 3.1%
        461,848  The Guardian Investment Quality
                 Bond Fund, Class A (2)                 4,655,431

Total Mutual Funds
(Cost $136,754,931)                                   121,985,177

U.S. Government Securities - 1.2%

Principal
Amount                                                     Value
-----------------------------------------------------------------
                 U.S. Treasury Bill
$     1,900,000  1.392%, 10/21/2004 (3)
(Cost $1,898,531)                                $      1,898,531

Repurchase Agreement - 3.0%

$     4,667,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $4,667,233 at
                 1.80%, due 10/1/2004 (4)
(Cost $4,667,000)                                $      4,667,000
Total Investments - 98.9%
 (Cost $167,448,457)                                  151,135,663
Cash, Receivables and Other Assets
Less Liabilities - 1.1%                                 1,615,534
Net Assets - 100%                                $    152,751,197


Purchased (P)/Sold (S) Futures Contracts

                                                      Unrealized
Contract Type        Description                     Depreciation
-----------------------------------------------------------------
   41      S     U.S. Treasury Notes,
                 5 Year                          $        (24,032)
   45      P     S&P 500 Index                           (131,986)
                                                 ----------------
                                                 $       (156,018)


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    2,867,276
Gross unrealized depreciation .................       (19,180,070)
                                                   --------------
Net unrealized depreciation ...................    $  (16,312,794)
                                                   ==============
-----------------------------------------------------------------


Investment in Affiliates (5)
       A summary of GAAF transactions in affiliated securities during the nine months ended September 30, 2004 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and   September 30,
    Name of Issuer            2003    Additions    Reductions          2004
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A     15,277,311            -            -     15,277,311


                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                      September 30, In Dividend   Underlying           Gain
    Name of Issuer            2004       Income        Funds       on Sales
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A    117,329,746      407,301            -              -



*    Non-income producing security.
+    The Guardian S&P 500 Index Fund financials are included herein.
(1)  Majority-owned subsidiary.
(2)  Affiliated issuer.
(3) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(4) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(5) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities. Majority -owned subsidiaries include issuers on which the Fund held 50% or more of the outstanding voting securities.



-----------------------------------------------------------------



...   The Guardian S&P 500 Index Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 97.0%
     Shares                                                Value
-----------------------------------------------------------------
Aerospace and Defense - 2.0%
         12,788  Boeing Co.                      $        660,117
          3,125  General Dynamics Corp.                   319,063
          2,343  Goodrich Corp.                            73,476
         13,224  Honeywell Int'l., Inc.                   474,213
          6,804  Lockheed Martin Corp.                    379,527
          5,740  Northrop Grumman Corp.                   306,114
          6,629  Raytheon Co.                             251,769
          2,645  Rockwell Collins, Inc.                    98,235
          7,755  United Technologies Corp.                724,162
                                                        3,286,676

Air Freight and Logistics - 1.1%
          4,550  FedEx Corp.                              389,890
            810  Ryder Systems, Inc.                       38,102
         17,015  United Parcel Svc., Inc.               1,291,779
                                                        1,719,771

Airlines - 0.1%
          1,785  Delta Airlines, Inc. *                     5,872
         12,232  Southwest Airlines Co.                   166,600
                                                          172,472

Auto Components - 0.2%
            945  Cooper Tire & Rubber Co.                  19,061
          2,085  Dana Corp.                                36,884
          8,041  Delphi Corp.                              74,701
          4,365  Goodyear Tire & Rubber Co. *              46,880
          2,858  Johnson Controls, Inc.                   162,363
          1,852  Visteon Corp.                             14,797
                                                          354,686

Automobiles - 0.7%
         28,159  Ford Motor Co.                           395,634
          8,879  General Motors Corp.                     377,180
          4,838  Harley-Davidson, Inc.                    287,571
                                                        1,060,385

Beverages - 2.3%
            525  Adolph Coors Co.                          35,658
         11,891  Anheuser-Busch Cos., Inc.                593,955
          1,990  Brown-Forman Corp.                        91,142
         37,132  Coca-Cola Co.                          1,487,137
          7,664  Coca-Cola Enterprises, Inc.              144,850
         25,965  PepsiCo., Inc.                         1,263,197
          4,359  The Pepsi Bottling Group, Inc.           118,347
                                                        3,734,286

Biotechnology - 1.3%
         19,558  Amgen, Inc. *                          1,108,547
          3,019  Applera Corp.-Applied Biosystems
                 Group                                     56,968
          5,022  Biogen Idec, Inc. *                      307,196
          2,723  Chiron Corp. *                           120,357
          3,379  Genzyme Corp. *                          183,851
          6,600  Gilead Sciences, Inc. *                  246,708
          3,661  MedImmune, Inc. *                         86,766
                                                        2,110,393

Building Products - 0.2%
          3,186  American Standard Cos., Inc. *           123,967
          7,483  Masco Corp.                              258,388
                                                          382,355

Capital Markets - 2.6%
         11,877  Bank of New York, Inc.                   346,452
          1,537  Bear Stearns Cos., Inc.                  147,813
         19,889  Charles Schwab Corp.                     182,780
          5,500  E*TRADE Financial Corp. *                 62,810
          1,600  Federated Investors, Inc.                 45,504
          3,801  Franklin Resources, Inc.                 211,944
          7,166  Goldman Sachs Group, Inc.                668,158
          3,184  Janus Capital Group, Inc.                 43,334
          4,199  Lehman Brothers Hldgs., Inc.             334,744
          6,309  Mellon Financial Corp.                   174,696
         15,654  Merrill Lynch & Co., Inc.                778,317
         16,508  Morgan Stanley                           813,845
          3,195  Northern Trust Corp.                     130,356
          5,114  State Street Corp.                       218,419
          1,728  T. Rowe Price Group, Inc.                 88,024
                                                        4,247,196

Chemicals - 1.6%
          3,281  Air Products & Chemicals, Inc.           178,421
         14,085  Dow Chemical Co.                         636,360
         15,009  E.I. Du Pont de Nemours & Co.            642,385
          1,083  Eastman Chemical Co.                      51,497
          4,653  Ecolab, Inc.                             146,290
          1,823  Engelhard Corp.                           51,682
            685  Great Lakes Chemical Corp.                17,536
          1,497  Hercules, Inc. *                          21,332
          1,377  Int'l. Flavors & Fragrances, Inc.         52,601
          3,976  Monsanto Co.                             144,806
          2,774  PPG Inds., Inc.                          169,991
          5,132  Praxair, Inc.                            219,342
          3,834  Rohm & Haas Co.                          164,747
          1,093  Sigma-Aldrich                             63,394
                                                        2,560,384

Commercial Banks - 5.8%
          5,373  AmSouth Bancorporation                   131,101
         62,976  Bank of America Corp.                  2,728,750
          8,563  BB&T Corp.                               339,866
          2,548  Comerica, Inc.                           151,224
          8,646  Fifth Third Bancorp                      425,556
          1,845  First Horizon Nat'l. Corp.                79,999
          3,600  Huntington Bancshares, Inc.               89,676
          6,165  KeyCorp                                  194,814
          1,800  M & T Bank Corp.                         172,260
          3,714  Marshall & Ilsley Corp.                  149,674
          9,265  National City Corp.                      357,814
          2,405  North Fork Bancorporation, Inc.          106,902
          4,177  PNC Financial Svcs. Group                225,976
          7,283  Regions Financial Corp.                  240,776
          4,873  SouthTrust Corp.                         203,009
          4,276  SunTrust Banks, Inc.                     301,073
          4,926  Synovus Financial Corp.                  128,815
         30,104  U.S. Bancorp                             870,006
         20,178  Wachovia Corp.                           947,357
         25,987  Wells Fargo & Co.                      1,549,605
          1,438  Zions Bancorporation                      87,776
                                                        9,482,029

Commercial Services and Supplies - 1.0%
          4,995  Allied Waste Inds., Inc. *                44,206
          2,845  Apollo Group, Inc. *                     208,738
          1,581  Avery Dennison Corp.                     103,998
         15,262  Cendant Corp.                            329,659
          2,425  Cintas Corp.                             101,947
            997  Deluxe Corp.                              40,897
          2,052  Equifax, Inc.                             54,091
          2,604  H & R Block, Inc.                        128,690
          1,707  Monster Worldwide, Inc. *                 42,061
          3,634  Pitney Bowes, Inc.                       160,259
          4,423  R.R. Donnelley & Sons Co.                138,528
          2,547  Robert Half Int'l., Inc.                  65,636
          8,974  Waste Management, Inc.                   245,349
                                                        1,664,059

Communications Equipment - 2.6%
         11,132  ADC Telecomm., Inc. *                     20,149
          2,400  Andrew Corp. *                            29,376
          6,102  Avaya, Inc. *                             85,062
          7,613  CIENA Corp. *                             15,074
        106,642  Cisco Systems, Inc. *                  1,930,220
          2,380  Comverse Technology, Inc. *               44,815
         20,197  Corning, Inc. *                          223,783
         18,734  JDS Uniphase Corp. *                      63,134
         67,556  Lucent Technologies, Inc. *              214,152
         35,440  Motorola, Inc.                           639,338
         24,204  QUALCOMM, Inc.                           944,924
          2,311  Scientific Atlanta, Inc.                  59,901
          5,897  Tellabs, Inc. *                           54,193
                                                        4,324,121

Computers and Peripherals - 3.5%
          6,053  Apple Computer, Inc. *                   234,554
         38,726  Dell, Inc. *                           1,378,645
         36,868  EMC Corp. *                              425,457
          4,621  Gateway, Inc. *                           22,874
         46,798  Hewlett Packard Co.                      877,462
         26,281  Int'l. Business Machines               2,253,333
          1,823  Lexmark Int'l. Group, Inc. *             153,150
          1,379  NCR Corp. *                               68,385
          5,702  Network Appliance, Inc. *                131,146
          1,349  QLogic Corp. *                            39,944
         46,932  Sun Microsystems, Inc. *                 189,605
                                                        5,774,555

Construction and Engineering - 0.0%
          1,050  Fluor Corp.                               46,746

Construction Materials - 0.0%
          1,439  Vulcan Materials Co.                      73,317

Consumer Finance - 1.3%
         19,651  American Express Co.                   1,011,240
          3,450  Capital One Financial Corp.              254,955
         19,217  MBNA Corp.                               484,268
          4,111  Providian Financial Corp. *               63,885
          7,101  SLM Corp.                                316,705
                                                        2,131,053

Containers and Packaging - 0.2%
          1,626  Ball Corp.                                60,861
          1,504  Bemis Co., Inc.                           39,976
          2,261  Pactiv Corp. *                            52,568
          2,781  Sealed Air Corp. *                       128,900
            697  Temple-Inland, Inc.                       46,804
                                                          329,109

Distributors - 0.1%
          2,486  Genuine Parts Co.                         95,413

Diversified Financial Services - 3.7%
         78,862  Citigroup, Inc.                        3,479,391
         54,353  J.P. Morgan Chase & Co.                2,159,445
          2,359  Moody's Corp.                            172,797
          5,116  Principal Financial Group, Inc. *        184,022
                                                        5,995,655

Diversified Telecommunication Services - 2.9%
          4,514  ALLTEL Corp.                             247,864
         12,198  AT & T Corp.                             174,675
         28,012  BellSouth Corp.                          759,686
          1,992  CenturyTel, Inc.                          68,206
          6,319  Citizens Comm. Co.                        84,611
         30,623  Qwest Comm. Int'l., Inc. *               101,975
         50,060  SBC Comm., Inc.                        1,299,057
         21,364  Sprint Corp. (FON Group)                 430,057
         41,885  Verizon Comm.                          1,649,431
                                                        4,815,562

Electric Utilities - 1.9%
          1,753  Allegheny Energy, Inc. *                  27,978
          2,471  Ameren Corp.                             114,037
          6,284  American Electric Power, Inc.            200,837
          4,248  CenterPoint Energy, Inc.                  44,009
          2,886  CiNergy Corp.                            114,286
          3,075  Consolidated Edison, Inc.                129,273
          2,578  DTE Energy Co.                           108,766
          4,648  Edison Int'l.                            123,218
          3,618  Entergy Corp.                            219,287
          9,904  Exelon Corp.                             363,378
          5,049  FirstEnergy Corp.                        207,413
          2,907  FPL Group, Inc.                          198,606
          6,344  PG&E Corp. *                             192,858
          1,212  Pinnacle West Capital Corp. *             50,298
          2,692  PPL Corp.                                127,008
          4,069  Progress Energy, Inc.                    172,281
         12,246  Southern Co.                             367,135
          2,624  TECO Energy, Inc.                         35,503
          4,937  TXU Corp.                                236,581
          6,601  Xcel Energy, Inc.                        114,329
                                                        3,147,081

Electrical Equipment - 0.4%
          2,786  American Power Conversion Corp.           48,449
          1,359  Cooper Inds. Ltd.                         80,181
          6,564  Emerson Electric Co.                     406,246
          1,094  Power-One, Inc. *                          7,089
          2,645  Rockwell Automation, Inc.                102,361
                                                          644,326

Electronic Equipment and Instruments - 0.3%
          7,382  Agilent Technologies, Inc. *             159,230
          2,726  Jabil Circuit, Inc. *                     62,698
          2,802  Molex, Inc.                               83,556
          7,816  Sanmina-SCI Corp. *                       55,103
         12,349  Solectron Corp. *                         61,127
          3,132  Symbol Technologies, Inc.                 39,588
          1,336  Tektronix, Inc.                           44,422
                                                          505,724

Energy Equipment and Services - 1.0%
          2,317  B.J. Svcs. Co.                           121,434
          5,564  Baker Hughes, Inc.                       243,258
          6,355  Halliburton Co.                          214,100
          2,092  Nabors Inds., Inc. *                      99,056
          2,008  Noble Corp. *                             90,260
          1,317  Rowan Cos., Inc. *                        34,769
          9,003  Schlumberger Ltd.                        605,992
          5,572  Transocean, Inc. *                       199,366
                                                        1,608,235

Food and Staples Retailing - 3.3%
          5,902  Albertson's, Inc.                        141,235
          7,059  Costco Wholesale Corp.                   293,372
          6,301  CVS Corp.                                265,461
         11,800  Kroger Co. *                             183,136
          7,230  Safeway, Inc. *                          139,611
          1,885  Supervalu, Inc.                           51,932
          9,731  Sysco Corp.                              291,151
         66,196  Wal-Mart Stores, Inc.                  3,521,627
         15,872  Walgreen Co.                             568,694
          2,010  Winn-Dixie Stores, Inc.                    6,211
                                                        5,462,430

Food Products - 1.3%
          9,568  Archer-Daniels-Midland Co.               162,465
          6,069  Campbell Soup Co.                        159,554
          8,628  ConAgra Foods, Inc.                      221,826
          5,846  General Mills, Inc.                      262,485
          5,823  H.J. Heinz Co.                           209,745
          3,920  Hershey Foods Corp.                      183,103
          6,444  Kellogg Co.                              274,901
          1,968  McCormick & Co., Inc.                     67,581
         12,269  Sara Lee Corp.                           280,469
          3,730  W.M. Wrigley Jr. Co.                     236,146
                                                        2,058,275

Gas Utilities - 0.1%
          2,616  KeySpan Corp.                            102,547
            674  NICOR, Inc.                               24,736
          4,276  NiSource, Inc.                            89,839
            527  Peoples Energy Corp.                      21,965
                                                          239,087

Health Care Equipment and Supplies - 2.3%
            755  Bausch & Lomb, Inc.                       50,170
          9,370  Baxter Int'l., Inc.                      301,339
          3,689  Becton Dickinson & Co., Inc.             190,721
          3,846  Biomet, Inc.                             180,300
         12,482  Boston Scientific Corp. *                495,910
          1,442  C.R. Bard, Inc. *                         81,660
          1,700  Fisher Scientific Int'l., Inc. *          99,161
          4,822  Guidant Corp.                            318,445
          2,380  Hospira, Inc. *                           72,828
         18,280  Medtronic, Inc.                          948,732
            653  Millipore Corp. *                         31,246
          2,010  PerkinElmer, Inc.                         34,612
          2,817  St. Jude Medical, Inc. *                 212,036
          6,194  Stryker Corp.                            297,808
          2,568  Thermo Electron Corp. *                   69,387
          2,045  Waters Corp. *                            90,185
          3,813  Zimmer Hldgs., Inc. *                    301,380
                                                        3,775,920

Health Care Providers and Services - 2.0%
          2,336  Aetna, Inc. *                            233,437
          1,854  AmerisourceBergen Corp.                   99,578
          2,046  Anthem, Inc. *                           178,514
          6,958  Cardinal Health, Inc.                    304,552
          6,800  Caremark Rx, Inc. *                      218,076
          2,221  Cigna Corp.                              154,648
          1,165  Express Scripts, Inc. *                   76,121
          7,462  HCA, Inc.                                284,675
          3,671  Health Management Associates, Inc.        74,999
          2,389  Humana, Inc. *                            47,732
          3,317  IMS Health, Inc.                          79,343
          1,456  Manor Care, Inc.                          43,622
          4,085  McKesson Corp.                           104,780
          4,011  Medco Health Solutions, Inc. *           123,940
          1,738  Quest Diagnostics, Inc.                  153,326
          6,941  Tenet Healthcare Corp. *                  74,893
          9,720  UnitedHealth Group                       716,753
          2,438  Wellpoint Health Networks, Inc. *        256,209
                                                        3,225,198

Hotels, Restaurants and Leisure - 1.4%
          9,614  Carnival Corp.                           454,646
          2,575  Darden Restaurants, Inc.                  60,049
          1,649  Harrah's Entertainment, Inc.              87,364
          5,226  Hilton Hotels Corp.                       98,458
          5,356  Int'l. Game Technology                   192,548
          3,443  Marriott Int'l., Inc.                    178,898
         20,021  McDonald's Corp.                         561,189
          6,148  Starbucks Corp. *                        279,488
          3,141  Starwood Hotels & Resorts
                 Worldwide, Inc. *                        145,805
          1,623  Wendy's Int'l., Inc.                      54,533
          4,234  Yum! Brands, Inc.                        172,155
                                                        2,285,133

Household Durables - 0.5%
          1,127  Black & Decker Corp.                      87,275
          2,084  Centex Corp.                             105,159
          2,219  Fortune Brands, Inc.                     164,406
            618  KB Home                                   52,215
          2,782  Leggett & Platt, Inc.                     78,174
          1,066  Maytag Corp.                              19,582
          3,827  Newell Rubbermaid, Inc.                   76,693
          2,046  Pulte Homes, Inc.                        125,563
            811  Snap-On, Inc.                             22,351
          1,228  Stanley Works                             52,227
            933  Whirlpool Corp.                           56,064
                                                          839,709

Household Products - 1.9%
          3,390  Clorox Co.                               180,687
          8,248  Colgate-Palmolive Co.                    372,645
          7,704  Kimberly-Clark Corp.                     497,601
         39,416  Procter & Gamble Co.                   2,133,194
                                                        3,184,127

Industrial Conglomerates - 4.4%
         11,794  3M Co.                                   943,166
        155,451  General Electric Co.                   5,220,044
          2,056  Textron, Inc.                            132,139
         31,210  Tyco Int'l. Ltd.                         956,899
                                                        7,252,248

Information Technology Services - 1.2%
          2,100  Affiliated Computer Svcs., Inc. *        116,907
          9,179  Automatic Data Processing, Inc.          379,276
          2,951  Computer Sciences Corp. *                138,992
          2,482  Convergys Corp. *                         33,333
          7,704  Electronic Data Systems Corp.            149,381
         14,105  First Data Corp.                         613,567
          2,689  Fiserv, Inc. *                            93,739
          6,010  Paychex, Inc.                            181,202
          1,910  Sabre Hldgs. Corp.                        46,852
          3,991  SunGard Data Systems, Inc. *              94,866
          4,516  Unisys Corp. *                            46,605
                                                        1,894,720

Insurance - 4.5%
          4,286  ACE Ltd.                                 171,697
          7,659  AFLAC, Inc.                              300,309
         10,558  Allstate Corp.                           506,678
          1,504  Ambac Financial Group, Inc.              120,245
         40,006  American Int'l. Group, Inc.            2,720,008
          4,649  Aon Corp.                                133,612
          2,889  Chubb Corp.                              203,039
          2,424  Cincinnati Financial Corp.                99,917
          4,261  Hartford Financial Svcs. Group,
                 Inc.                                     263,884
          2,226  Jefferson-Pilot Corp.                    110,543
          2,766  Lincoln Nat'l. Corp.                     130,002
          2,851  Loews Corp.                              166,784
          7,934  Marsh & McLennan Cos., Inc.              363,060
          2,115  MBIA, Inc.                               123,114
         11,297  MetLife, Inc.                            436,629
          3,436  Progressive Corp.                        291,201
          8,227  Prudential Financial, Inc. *             386,998
          1,823  SAFECO Corp.                              83,220
         10,367  St. Paul Travelers Cos., Inc.            342,733
          1,831  Torchmark Corp.                           97,373
          4,975  UnumProvident Corp.                       78,058
          2,213  XL Capital Ltd.                          163,740
                                                        7,292,844

Internet and Catalog Retail - 0.6%
          9,856  eBay, Inc. *                             906,161

Internet Software and Services - 0.4%
         20,122  Yahoo! Inc. *                            682,337

Leisure Equipment and Products - 0.2%
          1,223  Brunswick Corp. *                         55,965
          4,324  Eastman Kodak Co.                        139,319
          2,426  Hasbro, Inc.                              45,609
          6,117  Mattel, Inc. *                           110,901
                                                          351,794

Machinery - 1.4%
          5,238  Caterpillar, Inc.                        421,397
            841  Crane Co.                                 24,322
            571  Cummins, Inc.                             42,191
          4,676  Danaher Corp.                            239,785
          3,730  Deere & Co.                              240,771
          2,911  Dover Corp.                              113,151
          2,354  Eaton Corp.                              149,267
          4,671  Illinois Tool Works, Inc.                435,197
          2,653  Ingersoll-Rand Co.                       180,324
          1,256  ITT Inds., Inc.                          100,467
          1,366  Navistar Int'l. Corp. *                   50,802
          2,467  PACCAR, Inc.                             170,519
          1,735  Pall Corp.                                42,473
          1,682  Parker-Hannifin Corp.                     99,003
                                                        2,309,669

Media - 3.3%
          9,260  Clear Channel Comm., Inc.                288,634
         34,494  Comcast Corp. - Class A *                974,111
          1,237  Dow Jones & Co., Inc.                     50,235
          4,065  Gannett Co., Inc.                        340,484
          5,651  Interpublic Group Cos., Inc. *            59,844
          1,337  Knight-Ridder, Inc.                       87,507
          2,816  McGraw-Hill Cos., Inc.                   224,407
            690  Meredith Corp.                            35,452
          2,319  New York Times Co.                        90,673
          2,999  Omnicom Group, Inc.                      219,107
         69,818  Time Warner, Inc. *                    1,126,862
          5,202  Tribune Co.                              214,062
          4,887  Univision Comm., Inc. *                  154,478
         26,391  Viacom, Inc.                             885,682
         31,096  Walt Disney Co. *                        701,215
                                                        5,452,753

Metals and Mining - 0.8%
         13,096  Alcoa, Inc.                              439,895
          1,132  Allegheny Technologies, Inc.              20,659
          3,526  Freeport-McMoran Copper & Gold,
                 Inc.                                     142,803
          6,419  Newmont Mining Corp.                     292,257
          1,128  Nucor Corp.                              103,065
          1,425  Phelps Dodge Corp.                       131,143
          1,892  United States Steel Corp.                 71,177
          1,195  Worthington Inds., Inc.                   25,513
                                                        1,226,512

Multiline Retail - 1.1%
          1,561  Big Lots, Inc. *                          19,091
          1,201  Dillards, Inc.                            23,708
          4,737  Dollar General Corp.                      95,451
          2,900  Family Dollar Stores, Inc.                78,590
          2,840  Federated Department Stores, Inc.        129,021
          4,629  J.C. Penney Co., Inc.                    163,311
          5,280  Kohl's Corp. *                           254,443
          4,265  May Department Stores Co.                109,312
          2,637  Nordstrom, Inc.                          100,839
          3,694  SearsRoebuck & Co.                       147,206
         13,845  Target Corp.                             626,486
                                                        1,747,458

Multi-Utilities and Unregulated Power - 0.7%
         10,232  AES Corp. *                              102,218
          4,708  Calpine Corp. *                           13,653
          1,896  CMS Energy Corp. *                        18,050
          2,335  Constellation Energy Group, Inc.          93,026
          4,770  Dominion Resources, Inc.                 311,243
         13,778  Duke Energy Corp.                        315,378
          4,647  Dynegy, Inc. *                            23,189
          3,650  Public Svc. Enterprise Group, Inc.       155,490
          3,727  Sempra Energy                            134,880
                                                        1,167,127

Office Electronics - 0.1%
         11,648  Xerox Corp. *                            164,004

Oil and Gas - 6.2%
          1,272  Amerada Hess Corp.                       113,208
          4,276  Anadarko Petroleum Corp.                 283,755
          4,912  Apache Corp.                             246,140
            966  Ashland, Inc.                             54,173
          6,212  Burlington Resources, Inc.               253,450
         32,488  ChevronTexaco Corp.                    1,742,656
         10,367  ConocoPhillips                           858,906
          3,471  Devon Energy Corp.                       246,476
         10,252  El Paso Corp.                             94,216
          1,669  EOG Resources, Inc.                      109,904
        100,880  Exxon Mobil Corp.                      4,875,530
          1,350  Kerr-McGee Corp.                          77,288
          2,048  Kinder Morgan, Inc.                      128,655
          4,449  Marathon Oil Corp.                       183,655
          5,890  Occidental Petroleum Corp.               329,428
          1,169  Sunoco, Inc.                              86,483
          3,975  Unocal Corp.                             170,925
          1,800  Valero Energy Corp.                      144,378
          7,802  Williams Cos., Inc.                       94,404
                                                       10,093,630

Paper and Forest Products - 0.5%
          3,965  Georgia-Pacific Corp.                    142,542
          7,547  Int'l. Paper Co.                         304,974
          1,413  Louisiana-Pacific Corp.                   36,667
          2,831  MeadWestvaco Corp.                        90,309
          3,511  Weyerhaeuser Co.                         233,411
                                                          807,903

Personal Products - 0.6%
          1,201  Alberto-Culver Co.                        52,220
          6,846  Avon Products, Inc.                      299,033
         15,165  Gillette Co.                             632,987
                                                          984,240

Pharmaceuticals - 7.2%
         23,802  Abbott Laboratories                    1,008,253
          1,885  Allergan, Inc.                           136,757
         29,523  Bristol-Myers Squibb Corp.               698,809
         17,027  Eli Lilly & Co.                        1,022,471
          5,593  Forest Laboratories, Inc. *              251,573
         45,393  Johnson & Johnson                      2,556,988
          3,608  King Pharmaceuticals, Inc. *              43,079
         33,762  Merck & Co., Inc.                      1,114,146
          4,100  Mylan Laboratories, Inc.                  73,800
        117,992  Pfizer, Inc.                           3,610,555
         22,681  Schering-Plough Corp.                    432,300
          1,463  Watson Pharmaceuticals, Inc. *            43,100
         20,017  Wyeth                                    748,636
                                                       11,740,467

Real Estate - 0.4%
          1,513  Apartment Investment & Management
                 Co.                                       52,622
          6,439  Equity Office Pptys. Trust               175,463
          4,460  Equity Residential                       138,260
          2,659  Plum Creek Timber Co., Inc.               93,145
          2,678  ProLogis                                  94,372
          3,160  Simon Ppty. Group, Inc.                  169,471
                                                          723,333

Road and Rail - 0.4%
          5,663  Burlington Northern Santa Fe             216,950
          3,037  CSX Corp.                                100,828
          5,523  Norfolk Southern Corp.                   164,254
          3,900  Union Pacific Corp.                      228,540
                                                          710,572

Semiconductors and Semiconductor Equipment - 2.8%
          6,069  Advanced Micro Devices, Inc. *            78,897
          5,686  Altera Corp. *                           111,275
          5,668  Analog Devices, Inc.                     219,805
         25,199  Applied Materials, Inc. *                415,531
          4,283  Applied Micro Circuits Corp. *            13,406
          4,595  Broadcom Corp. *                         125,398
         99,614  Intel Corp.                            1,998,257
          3,041  KLA-Tencor Corp. *                       126,141
          4,550  Linear Technology Corp.                  164,892
          5,783  LSI Logic Corp. *                         24,925
          4,899  Maxim Integrated Products, Inc.          207,179
          8,530  Micron Technology, Inc. *                102,616
          6,136  National Semiconductor Corp.              95,047
          2,577  Novellus Systems, Inc. *                  68,522
          2,246  NVIDIA Corp. *                            32,612
          3,235  PMC-Sierra, Inc. *                        28,500
          2,493  Teradyne, Inc. *                          33,406
         26,280  Texas Instruments, Inc.                  559,238
          5,339  Xilinx, Inc.                             144,153
                                                        4,549,800

Software - 4.3%
          3,464  Adobe Systems, Inc.                      171,364
          1,611  Autodesk, Inc.                            78,343
          3,499  BMC Software, Inc. *                      55,319
          2,659  Citrix Systems, Inc. *                    46,586
          9,148  Computer Associates Int'l., Inc.         240,592
          5,272  Compuware Corp. *                         27,151
          4,446  Electronic Arts, Inc. *                  204,472
          3,242  Intuit, Inc. *                           147,187
          1,159  Mercury Interactive Corp. *               40,426
        165,976  Microsoft Corp.                        4,589,237
          6,727  Novell, Inc. *                            42,447
         80,487  Oracle Corp. *                           907,893
          3,803  Parametric Technology Corp. *             20,080
          5,561  PeopleSoft, Inc. *                       110,386
          6,843  Siebel Systems, Inc. *                    51,596
          4,500  Symantec Corp.                           246,960
          6,433  VERITAS Software Corp.                   114,507
                                                        7,094,546

Specialty Retail - 2.4%
          4,489  AutoNation, Inc. *                        76,672
          1,333  AutoZone, Inc. *                         102,974
          4,634  Bed, Bath & Beyond, Inc. *               171,968
          4,823  Best Buy Co., Inc.                       261,600
          1,654  Boise Cascade Corp.                       55,045
          2,929  Circuit City Stores, Inc.                 44,931
         34,767  Home Depot, Inc.                       1,362,866
          8,155  Limited Brands                           181,775
         12,053  Lowe's Cos., Inc.                        655,081
          4,230  Office Depot, Inc. *                      63,577
          2,665  RadioShack Corp.                          76,326
          2,265  Sherwin-Williams Co.                      99,569
          7,453  Staples, Inc.                            222,248
         13,490  The Gap, Inc.                            252,263
          2,083  Tiffany & Co.                             64,031
          7,969  TJX Cos., Inc.                           175,637
          2,834  Toys R Us, Inc. *                         50,275
                                                        3,916,838

Textiles, Apparel and Luxury Goods - 0.4%
          2,800  Coach, Inc. *                            118,776
          2,039  Jones Apparel Group, Inc.                 72,996
          1,864  Liz Claiborne, Inc.                       70,310
          4,106  NIKE, Inc.                               323,553
            649  Reebok Int'l. Ltd.                        23,831
          1,473  V.F. Corp.                                72,840
                                                          682,306

Thrifts and Mortgage Finance - 1.8%
          8,654  Countrywide Financial Corp.              340,881
         10,495  Federal Home Loan Mortgage Corp.         684,694
         14,854  Federal National Mortgage Assn.          941,744
          2,276  Golden West Financial Corp.              252,522
          1,532  MGIC Investment Corp.                    101,955
          5,100  Sovereign Bancorp, Inc.                  111,282
         13,818  Washington Mutual, Inc.                  540,007
                                                        2,973,085

Tobacco - 1.0%
         32,351  Altria Group, Inc.                     1,521,791
          1,345  Reynolds American, Inc.                   91,514
          2,362  UST, Inc.                                 95,094
                                                        1,708,399

Trading Companies and Distributors - 0.1%
          2,244  W.W. Grainger, Inc.                      129,367

Wireless Telecommunication Services - 0.6%
         42,798  AT & T Wireless Svcs., Inc. *            632,555
         16,542  Nextel Comm., Inc. *                     394,361
                                                        1,026,916

Total Common Stocks
(Cost $162,418,492)                              $    158,924,497

U.S. Government Securities - 0.2%

Principal
Amount                                                     Value
-----------------------------------------------------------------
                 U.S. Treasury Bills
$       100,000  1.513% due 11/26/2004 (1)       $         99,765
        200,000  1.6205% due 12/9/2004 (1)                199,379

Total U.S. Government Securities
(Cost $299,144)                                  $        299,144

Repurchase Agreement - 2.6%
$     4,284,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $4,284,214 at
                 1.80%, due 10/1/2004 (2)
                 (Cost $4,284,000)               $      4,284,000

Total Investments - 99.8%
(Cost $167,001,636)                                   163,507,641
Cash, Receivables and Other Assets
Less Liabilities - 0.2%                                   314,886
Net Assets - 100%                                $    163,822,527


*    Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Purchased Futures Contracts

					       	      Unrealized
Contracts        Description       Expiration        Depreciation
-----------------------------------------------------------------
   16            S&P 500 Index      12/2004      $        (45,878)

-----------------------------------------------------------------

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   27,768,826
Gross unrealized depreciation .................       (31,262,822)
                                                   --------------
Net unrealized depreciation ...................    $   (3,493,996)
                                                   ==============
-----------------------------------------------------------------

-----------------------------------------------------------------



...   The Guardian Baillie Gifford International Growth Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 95.9%
     Shares                                                Value
-----------------------------------------------------------------
Australia - 4.0%
Beverages - 0.4%
         53,400  Fosters Group Ltd.              $        182,932
Commercial Banks - 0.4%
         13,354  Australia and NZ Banking Group Ltd.      183,954
Construction and Engineering - 0.3%
         20,000  Leighton Hldgs. Ltd.                     138,766
Containers and Packaging - 0.3%
         32,066  Amcor Ltd.                               166,747
Food and Staples Retailing - 0.4%
         20,506  Woolworths Ltd.                          202,277
Media - 0.3%
         15,700  News Corp. Ltd.                          129,740
Metals and Mining - 1.1%
         53,406  BHP Billiton Ltd.                        555,435
Oil and Gas - 0.4%
         15,200  Woodside Petroleum Ltd.                  214,668
Real Estate - 0.4%
         19,000  Westfield Group *                        209,301
                                                    -------------
                                                        1,983,820

Denmark - 1.2%
Commercial Banks - 1.2%
         21,990  Danske Bank AS                           577,960

Finland - 1.5%
Communications Equipment - 1.5%
         55,920  Nokia OYJ                                769,380

France - 11.7%
Beverages - 1.7%
          6,320  Pernod-Ricard S.A.                       838,936
Health Care Equipment and Supplies - 1.9%
         14,540  Essilor Int'l. S.A.                      934,349
Media - 1.1%
         20,852  Vivendi Universal S.A. *                 534,172
Oil and Gas - 3.0%
          7,490  Total S.A.                             1,525,316
Personal Products - 1.7%
         13,091  L'Oreal S.A.                             857,491
Pharmaceuticals - 2.3%
         15,565  Sanofi-Synthelabo S.A.                 1,128,746
                                                    -------------
                                                        5,819,010

Germany - 5.4%
Commercial Banks - 0.9%
          6,217  Deutsche Bank AG                         446,754
Machinery - 0.8%
         11,178  MAN AG                                   382,124
Multi-Utilities and Unregulated Power - 0.9%
          9,760  RWE AG *                                 466,358
Software - 1.7%
          5,628  SAP AG                                   874,270
Textiles, Apparel and Luxury Goods - 1.1%
          3,770  Adidas-Salomon AG                        525,955
                                                    -------------
                                                        2,695,461

Hong Kong - 3.0%
Commercial Banks - 1.0%
        169,500  BOC Hong Kong Hldgs. Ltd.                309,739
         13,000  Hang Seng Bank Ltd.                      172,542
                                                    -------------
                                                          482,281
Distributors - 0.2%
         78,000  Li & Fung Ltd.                           111,527
Diversified Financial Services - 0.2%
         50,000  Hong Kong Exchanges & Clearing Ltd.      113,489
Real Estate - 1.6%
         59,000  Cheung Kong Hldgs. Ltd.                  506,918
         28,000  Sun Hung Kai Properties Ltd.             263,911
                                                    -------------
                                                          770,829
                                                    -------------
                                                        1,478,126

Ireland - 3.7%
Airlines - 0.7%
         53,280  Ryanair Hldgs. PLC *                     265,965
          2,225  Ryanair Hldgs. PLC ADR*                   64,970
                                                    -------------
                                                          330,935
Commercial Banks - 1.3%
         39,230  Allied Irish Banks PLC                   657,637
Construction Materials - 1.7%
         35,380  CRH PLC                                  845,713
                                                    -------------
                                                        1,834,285

Italy - 3.4%
Insurance - 1.8%
         13,200  Assicurazioni Generali SPA               362,735
         27,170  Riunione Adriatica di Sicurta SPA *      521,933
                                                    -------------
                                                          884,668
Oil and Gas - 1.6%
         35,990  ENI SPA                                  806,218
                                                    -------------
                                                        1,690,886

Japan - 23.6%
Auto Components - 1.2%
         33,000  Bridgestone Corp.                        612,414
Automobiles - 1.7%
         21,900  Toyota Motor Corp.                       838,677
Building Products - 1.8%
        102,000  Asahi Glass Co.                          928,409
Commercial Banks - 0.9%
            104  UFJ Hldgs., Inc. *                       455,846
Diversified Financial Services - 1.3%
          9,700  Promise Co.                              634,666
Diversified Telecommunication Services - 0.5%
             67  Nippon Tele. & Tel. Corp.                266,918
Electronic Equipment and Instruments - 2.6%
         26,000  Alps Electric Co. Ltd.                   309,796
          2,400  Keyence Corp.                            504,851
          6,600  Kyocera Corp.                            464,177
                                                    -------------
                                                        1,278,824
Household Products - 1.0%
         22,000  Kao Corp.                                486,138
Insurance - 0.8%
         48,000  Mitsui Sumitomo Insurance Co.            395,953
Leisure Equipment and Products - 1.0%
         38,500  Konica Corp.                             526,517
Machinery - 1.0%
         20,000  Daikin Inds. Ltd.                        483,688
Marine - 0.7%
         55,000  Mitsui O.S.K. Lines Ltd.                 329,915
Multiline Retail - 0.7%
         40,000  Takashimaya Co. Ltd.                     332,864
Office Electronics - 1.7%
         29,000  Brother Inds. Ltd.                       240,800
         13,000  Canon, Inc.                              611,099
                                                    -------------
                                                          851,899
Real Estate - 0.6%
         27,000  Sumitomo Realty & Dev. Co. Ltd.          287,899
Road and Rail - 1.1%
        120,000  Tokyu Corp.                              546,667
Semiconductors and Semiconductor Equipment - 0.8%
          3,900  Rohm Co. Ltd.                            392,141
Specialty Retail - 0.8%
         11,900  Yamada Denki Co., Ltd.                   410,363
Tobacco - 1.6%
             96  Japan Tobacco, Inc.                      803,231
Trading Companies and Distributors - 1.4%
         86,000  Mitsui & Co. Ltd.                        720,341
Wireless Telecommunication Services - 0.4%
            128  NTT DoCoMo, Inc.                         217,215

                                                    -------------
                                                       11,800,585

Netherlands - 0.6%
Household Durables - 0.6%
         13,650  Philips Electronics  (KON)               312,556

New Zealand - 0.4%
Diversified Telecommunication Services - 0.4%
         53,400  Telecom. Corp. of New Zealand            212,682

People's Republic of China - 0.8%
Oil and Gas - 0.8%
        807,500  CNOOC Ltd.                               421,970

Russia - 0.7%
Oil and Gas - 0.7%
          2,840  LUKOIL ADR                               354,290

Singapore - 0.7%
Electronic Equipment and Instruments - 0.4%
         19,000  Venture Corp. Ltd.                       186,136
Media - 0.3%
         56,000  Singapore Press Hldgs. Ltd.              157,602
                                                    -------------
                                                          343,738

South Africa - 0.4%
Metals and Mining - 0.4%
          5,200  Anglo American Platinum Corp.            218,423

Spain - 2.5%
Commercial Banks - 1.4%
         12,130  Banco Popular Espanol S.A.               673,893
Tobacco - 1.1%
         16,720  Altadis S.A.                             568,881
                                                    -------------
                                                        1,242,774

Sweden - 4.7%
Communications Equipment - 1.2%
        182,870  LM Ericsson *                            567,155
Machinery - 3.5%
         24,860  Atlas Copco AB                           875,064
         14,040  Sandvik AB                               484,570
         10,600  SKF AB                                   402,209
                                                    -------------
                                                        1,761,843
                                                    -------------
                                                        2,328,998

Switzerland - 4.5%
Commercial Banks - 2.0%
         14,100  UBS AG                                   993,698
Commercial Services and Supplies - 0.8%
          8,410  Adecco S.A. *                            418,056
Electrical Equipment - 1.7%
        134,300  ABB Ltd. *                               820,498
                                                    -------------
                                                        2,232,252

United Kingdom - 23.1%
Commercial Banks - 5.4%
         69,800  Barclays PLC                             669,480
         55,000  HSBC Hldgs.                              872,909
         25,664  Royal Bank of Scotland                   741,248
         23,000  Standard Chartered PLC                   394,795
                                                    -------------
                                                        2,678,432
Hotels, Restaurants and Leisure - 2.0%
          8,600  Carnival PLC                             422,858
        112,000  Hilton Group PLC                         560,934
                                                    -------------
                                                          983,792
Metals and Mining - 0.8%
         40,000  BHP Billiton PLC                         420,936
Multiline Retail - 0.8%
         13,000  Next PLC                                 384,181
Oil and Gas - 3.7%
         58,000  BG Group PLC                             389,411
        155,000  BP PLC                                 1,479,655
                                                    -------------
                                                        1,869,066
Pharmaceuticals - 2.1%
         48,302  GlaxoSmithKline PLC                    1,041,078
Software - 0.2%
         41,000  Sage Group                               120,386
Tobacco - 3.5%
         29,000  British American Tobacco PLC             420,375
         61,000  Imperial Tobacco                       1,329,116
                                                    -------------
                                                        1,749,491
Wireless Telecommunication Services - 4.6%
        265,000  mmO2 *                                   471,178
        753,650  Vodafone Group                         1,803,731
                                                    -------------
                                                        2,274,909
                                                    -------------
                                                       11,522,271

Total Common Stocks
(Cost $37,154,397)                                     47,839,467

Preferred Stocks - 3.5%
Brazil - 1.6%
Metals and Mining - 0.6%
         14,400  Comp. Vale Do Rio Doce ADR      $        277,200
Oil and Gas - 1.0%
         16,500  Petroleo Brasileiro S.A. ADR             526,680
                                                    -------------
                                                          803,880

Germany - 1.9%
Automobiles - 1.9%
          1,440  Porsche AG                               935,491

Total Preferred Stocks
(Cost $1,056,861)                                       1,739,371

Convertible Bond - 0.4%
Principal
Amount                                                     Value
-----------------------------------------------------------------

Japan - 0.4%
Commercial Banks - 0.4%
(Yen)12,000,000  SMFG Finance
                 2.25% due 7/11/2005
(Cost $91,777)                                   $        219,337

Repurchase Agreement - 0.2%
$       112,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $112,002 at
                 0.65%, due 10/1/2004 (1)
(Cost $112,000)                                  $        112,000
Total Investments - 100.0%
 (Cost $38,415,035)                                    49,910,175
Cash, Receivables and Other Assets
Less Liabilities - 0.0%                                       130
Net Assets - 100%                                $     49,910,305


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   12,290,957
Gross unrealized depreciation .................          (795,817)
                                                   --------------
Net unrealized appreciation ...................    $   11,495,140
                                                   ==============
-----------------------------------------------------------------
-----------------------------------------------------------------



...   The Guardian Baillie Gifford Emerging Markets Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 90.1%
     Shares                                                Value
-----------------------------------------------------------------
Argentina - 0.1%
Distributors - 0.1%
         11,480  Imp. Y Exp. Patagonia           $         51,271

Brazil - 6.0%
Diversified Telecommunication Services - 2.0%
        132,600  Telecom. Norte Leste Participacoes
                 ADR                                    1,754,298
Metals and Mining - 1.9%
         49,600  Comp. Siderurgica Nacional S.A. ADR      770,288
         36,900  Comp. Vale Do Rio Doce ADR               829,143
                                                    -------------
                                                        1,599,431
Oil and Gas - 1.4%
         33,000  Petroleo Brasileiro S.A. ADR           1,163,250
Paper and Forest Products - 0.7%
         17,800  Votorantim Celulose e Papel S.A.
                 ADR                                      614,990
                                                    -------------
                                                        5,131,969

Chile - 1.4%
Commercial Banks - 0.5%
         15,000  Banco Santander Chile ADR*               419,100
Electric Utilities - 0.9%
        102,725  Enersis S.A. ADR                         743,729
                                                    -------------
                                                        1,162,829

Egypt - 0.6%
Wireless Telecommunication Services - 0.6%
         33,792  Orascom Telecom Hldg. SAE GDR*           496,742

Hong Kong - 1.4%
Communications Equipment - 0.1%
        571,200  TCL Comm. Technology Hldgs. Ltd. *        80,573
Household Durables - 0.5%
      1,428,000  TCL Int'l. Hldgs. Ltd.                   425,758
Internet Software and Services - 0.4%
      1,600,000  Tom.Com Ltd. *                           328,285
Oil and Gas - 0.4%
        850,000  Panva Gas Hldgs. Ltd. *                  362,428
                                                    -------------
                                                        1,197,044

India - 5.2%
Chemicals - 1.0%
         36,500  Reliance Inds. Ltd. GDR                  853,005
Commercial Banks - 1.5%
         38,500  HDFC Bank Ltd. ADR                     1,307,075
Metals and Mining - 2.7%
         40,000  Hindalco Inds. Ltd. GDR+               1,164,000
        170,000  Vedanta Resources PLC                  1,107,536
                                                    -------------
                                                        2,271,536
                                                    -------------
                                                        4,431,616

Indonesia - 3.6%
Diversified Telecommunication Services - 2.4%
      1,840,000  PT Indonesian Satellite Corp. Tbk
                 (Indosat)                                849,153
      2,800,000  PT Telekomunikasi Indonesia            1,269,252
                                                    -------------
                                                        2,118,405
Metals and Mining - 1.2%
     12,335,000  PT Bumi Resources Tbk *                1,010,514
                                                    -------------
                                                        3,128,919

Israel - 1.9%
Chemicals - 0.9%
        176,100  Makhteshim-Agan Inds. Ltd.               761,084
Commercial Banks - 1.0%
        315,000  Bank Hapoalim Ltd.                       872,245
                                                    -------------
                                                        1,633,329

Malaysia - 6.5%
Diversified Telecommunication Services - 1.6%
        475,000  Telekom Malaysia Berhad                1,400,000
Food Products - 1.6%
        365,000  IOI Corp. Berhad                         898,092
        188,000  IOI Oleochemical Inds. Berhad            470,000
                                                    -------------
                                                        1,368,092
Hotels, Restaurants and Leisure - 0.9%
        244,000  Tanjong PLC                              783,368
Media - 1.1%
        700,000  Astro All Asia Networks PLC *            898,947
Tobacco - 0.7%
         50,000  British American Tobacco Malaysia
                 Berhad                                   608,553
Transportation Infrastructure - 0.6%
        800,000  PLUS Expressways Berhad                  520,000
                                                    -------------
                                                        5,578,960

Mexico - 11.0%
Commercial Banks - 0.5%
         98,200  Grupo Fin. Banorte S.A. de C.V.          462,711
Construction and Engineering - 0.5%
        150,000  Consorcio Ara S.A. de C.V. *             428,157
Construction Materials - 1.6%
         48,700  Cemex S.A. de C.V. ADR                 1,370,418
Diversified Telecommunication Services - 1.8%
        271,000  Grupo Carso Global Telecom. *            402,478
         34,600  Telefonos de Mexico S.A. ADR           1,116,542
                                                    -------------
                                                        1,519,020
Media - 0.9%
         76,000  TV Azteca S.A. de C.V. ADR*              769,120
Metals and Mining - 0.5%
        112,000  Grupo Mexico S.A. de C.V. *              452,387
Multiline Retail - 1.5%
        365,475  Wal-Mart de Mexico S.A. de C.V.        1,242,217
Transportation Infrastructure - 0.4%
         14,400  Grupo Aeroportuario del Sureste
                 S.A. de C.V. ADR                         318,240
Wireless Telecommunication Services - 3.3%
         62,900  America Movil S.A. de C.V. ADR         2,454,987
        191,000  America Telecom S.A. de C.V. *           412,665
                                                    -------------
                                                        2,867,652
                                                    -------------
                                                        9,429,922

People's Republic of China - 5.7%
Automobiles - 0.1%
        244,000  Denway Motors Ltd.                        81,353
Diversified Telecommunication Services - 0.9%
      2,440,000  China Telecom Corp. Ltd.                 790,065
Oil and Gas - 3.8%
      3,840,000  CNOOC Ltd.                             2,006,643
      2,320,000  PetroChina Co. Ltd.                    1,242,097
                                                    -------------
                                                        3,248,740
Transportation Infrastructure - 0.9%
      1,136,000  Zhejiang Expressway Co. Ltd.             742,950
                                                    -------------
                                                        4,863,108

Poland - 1.0%
Commercial Banks - 1.0%
         25,000  Bank Pekao S.A.                          854,628

Russia - 6.0%
Metals and Mining - 0.6%
         64,000  Peter Hambro Mining PLC *                525,247
Oil and Gas - 3.4%
         19,700  LUKOIL ADR                             2,457,575
         13,452  OAO Gazprom ADR                          481,582
                                                    -------------
                                                        2,939,157
Wireless Telecommunication Services - 2.0%
          7,900  Mobile Telesystems ADR                 1,145,421
          5,100  VimpelCom ADR*                           554,880
                                                    -------------
                                                        1,700,301
                                                    -------------
                                                        5,164,705

South Africa - 7.9%
Metals and Mining - 3.1%
         42,435  Anglo American Platinum Corp.          1,782,460
         43,000  Lonmin PLC                               852,097
                                                    -------------
                                                        2,634,557
Oil and Gas - 3.8%
        174,100  Sasol Ltd.                             3,239,758
Paper and Forest Products - 1.0%
         61,000  Sappi Ltd.                               861,941
                                                    -------------
                                                        6,736,256

South Korea - 14.0%
Chemicals - 1.3%
         74,800  Cheil Inds., Inc. *                    1,114,043
Commercial Services and Supplies - 1.4%
         39,500  S1 Corp.                               1,193,747
Industrial Conglomerates - 2.0%
        100,000  Hanwha Corp.                             990,013
         88,540  Samsung Techwin Co. Ltd. *               680,486
                                                    -------------
                                                        1,670,499
Insurance - 1.1%
         41,000  Oriental Fire & Marine Insurance
                 Co. Ltd.                                 551,889
          7,100  Samsung Fire & Marine Ins. Co. Ltd.      408,797
                                                    -------------
                                                          960,686
Media - 0.5%
          3,500  Cheil Comms., Inc. *                     451,368
Metals and Mining - 0.9%
         72,200  Dongkuk Steel Mill Co. Ltd. *            777,490
Oil and Gas - 0.5%
         20,000  GS Hldgs. Corp. *                        428,137
Pharmaceuticals - 1.1%
         14,100  Yuhan Corp.                              930,612
Semiconductors and Semiconductor Equipment - 2.4%
         10,450  Samsung Electronics Co. Ltd. GDR+      2,069,100
Trading Companies and Distributors - 2.8%
        170,200  Samsung Corp.                          2,364,915
                                                    -------------
                                                       11,960,597

Taiwan - 10.9%
Building Products - 1.1%
        100,750  Asia Cement Corp.                         62,858
      1,573,200  Taiwan Cement Corp.                      870,399
                                                    -------------
                                                          933,257
Construction and Engineering - 0.4%
        673,767  CTCI Corp.                               360,876
Distributors - 0.3%
        381,625  National Petroleum Co. Ltd.              278,526
Diversified Financial Services - 1.5%
      2,402,570  SinoPac Hldgs.                         1,258,556
Electronic Equipment and Instruments - 3.1%
        556,599  Hon Hai Precision Inds. Co. Ltd.       1,916,483
        550,000  Synnex Technology Int'l. Corp.           785,020
                                                    -------------
                                                        2,701,503
Health Care Equipment and Supplies - 0.0%
             22  Pihsiang Machinery Mfg. Co. Ltd.              39
Machinery - 0.6%
      1,071,000  Yungtay Engineering Co., Ltd.            551,574
Multiline Retail - 1.1%
      1,830,000  Far Eastern Dept. Stores Ltd.            931,695
Paper and Forest Products - 0.7%
      1,260,000  Chung Hwa Pulp Corp.                     596,998
Wireless Telecommunication Services - 2.1%
      1,841,800  Taiwan Cellular Corp.                  1,767,001
                                                    -------------
                                                        9,380,025

Thailand - 2.9%
Diversified Financial Services - 0.8%
      1,150,000  TISCO Finance Pub. Co. Ltd.              660,951
Metals and Mining - 0.3%
         66,900  Banpu Pub. Co. Ltd.                      258,488
Oil and Gas - 0.3%
         43,800  PTT Exploration & Production Pub.
                 Co. Ltd.                                 315,199
Wireless Telecommunication Services - 1.5%
        527,000  Advanced Info Service Pub. Co. Ltd.    1,272,640
                                                    -------------
                                                        2,507,278

Turkey - 3.1%
Commercial Banks - 2.2%
     560,000,000 Turkiye Garanti Bankasi AS *           1,880,944
Industrial Conglomerates - 0.9%
     128,677,377 Koc Hldg. A.S.                           753,150
                                                    -------------
                                                        2,634,094

Venezuela - 0.9%
Diversified Telecommunication Services - 0.9%
         35,000  Comp. Anonima Nacional Tel. de
                 Venezuela ADR                            788,550

Total Common Stocks
(Cost $61,274,143)                                     77,131,842

Preferred Stocks - 5.5%
Brazil - 5.5%
Chemicals - 0.3%
          8,900  Braskem S.A. ADR*               $        294,412
Commercial Banks - 2.1%
      1,351,577  Itausa-Investimentos Itau S.A.         1,805,885
Food Products - 0.0%
      4,700,000  Comp. Lorenz S.A. *                            0
Metals and Mining - 0.9%
         39,000  Comp. Vale Do Rio Doce                   747,534
Oil and Gas - 2.2%
         59,600  Petroleo Brasileiro S.A. ADR           1,902,432

Total Preferred Stocks
(Cost $2,700,814)                                       4,750,263

Repurchase Agreement - 3.5%
Principal
Amount                                                     Value
-----------------------------------------------------------------
$     2,992,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $2,992,054 at
                 0.65%, due 10/1/2004 (1)
(Cost $2,992,000)                                $      2,992,000
Total Investments - 99.1%
 (Cost $66,966,957)                                    84,874,105
Cash, Receivables and Other Assets
Less Liabilities - 0.9%                                   728,131
Net Assets - 100%                                $     85,602,236


*    Non-income producing security.
+    Rule 144A restricted security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   20,104,191
Gross unrealized depreciation .................        (2,197,043)
                                                   --------------
Net unrealized appreciation ...................    $   17,907,148
                                                   ==============
-----------------------------------------------------------------

-----------------------------------------------------------------



...   The Guardian Investment Quality Bond Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Asset Backed Securities -- 5.3%
     Principal
     Amount                                                Value
-----------------------------------------------------------------
$     1,280,000  Aesop Funding II LLC
                 2003-2A A3
                 3.61% due 6/20/2009 +           $      1,284,029
      1,200,000  Ameriquest Mtg. Secs. Inc.
                 2003-5 A6
                 4.541% due 7/25/2033                   1,217,062
        105,627  Amresco
                 1997-1 MIF
                 7.42% due 3/25/2027                      105,442
      1,700,000  CNH Equipment Tr.
                 2003-A A4B
                 2.57% due 9/15/2009                    1,673,544
        310,000  Residential Asset Mtg. Prods., Inc.
                 2003-RZ3 A3
                 2.14% due 2/25/2030                      308,231
      1,600,000  Residential Funding Mtg. Secs.
                 2003-HS3 AI2
                 3.15% due 7/25/2018                    1,578,116
      1,900,000  Vanderbilt Acquisition Loan Tr.
                 2002-1 A3
                 5.70% due 9/7/2023                     1,948,119

Total Asset Backed Securities
(Cost $8,129,769)                                       8,114,543

Collateralized Mortgage Obligations - 5.1%
                 FHLMC

                 H006 A2
$     1,462,361  2.837% due 2/15/2010            $      1,448,217
                 2430 GD
        458,919  6.50% due 11/15/2030                     463,700
                 2744 VC
      1,169,287  5.50% due 4/15/2011                    1,225,467
                 2500 TD
        405,000  5.50% due 2/15/2016                      417,725
                 2744 PC
      1,500,000  5.50% due 1/15/2031                    1,587,148
                 2367 ME
      1,200,000  6.50% due 10/15/2031                   1,278,187
      1,243,643  FNMA
                 2001-51 PH
                 6.00% due 8/25/2030                    1,274,840

Total Collateralized Mortgage
Obligations
(Cost $7,791,841)                                       7,695,284

Commercial Mortgage Backed Securities - 5.7%
$     1,550,000  Banc America Comm'l Mtg., Inc.
                 2004-4 A4
                 4.502% due 7/10/2042            $      1,557,832
        780,000  Bear Stearns Comm'l. Mtg. Sec.,
                 Inc.
                 2002-TOP6 A2
                 6.46% due 10/15/2036                     876,502
        842,481  First Union National Bank Comm'l.
                 Mtg. Tr.
                 2000-C2 A1
                 6.94% due 10/15/2032                     906,516
        954,274  GMAC Comm'l. Mtg. Sec., Inc.
                 1997-C1 A3
                 6.869% due 7/15/2029                   1,028,351
      1,940,000  J.P. Morgan Chase & Co.
                 2004-CB9 A3
                 5.331% due 6/12/2041                   2,029,555
      1,165,000  Midland Realty Acceptance Corp.
                 1996-C1 C
                 7.913% due 8/25/2028 (2)               1,250,075
      1,024,579  Mortgage Capital Funding, Inc.
                 1997-MC1 A3
                 7.288% due 7/20/2027                   1,054,851

Total Commercial Mortgage Backed
Securities
(Cost $8,759,480)                                       8,703,682

Corporate Bonds - 24.8%
Aerospace and Defense - 0.4%
$       200,000  Lockheed Martin Corp.
                 8.50% due 12/1/2029             $        264,472
        100,000  Northrop Grumman Corp.
                 7.125% due 2/15/2011                     114,946
        150,000  TRW, Inc.
                 7.75% due 6/1/2029                       183,696
                                                          563,114

Automotive - 1.5%
                 DaimlerChrysler NA Hldg.
        500,000  4.05% due 6/4/2008                       504,481
        150,000  6.50% due 11/15/2013                     162,752
        120,000  Ford Motor Co.
                 7.45% due 7/16/2031                      117,664
                 Ford Motor Credit Co.
        500,000  6.50% due 1/25/2007                      529,590
        250,000  7.00% due 10/1/2013                      264,322
        400,000  7.375% due 10/28/2009                    438,134
        200,000  General Motors Corp.
                 8.375% due 7/15/2033                     212,282
                                                        2,229,225

Chemicals - 0.4%
        250,000  Lubrizol Corp.
                 5.50% due 10/1/2014                      248,291
        400,000  Potash Corp.
                 4.875% due 3/1/2013                      400,967
                                                          649,258

Consumer Products - 0.2%
        250,000  Procter & Gamble Co.
                 5.50% due 2/1/2034                       251,798

Electric - 0.3%
        500,000  Public Service Co. of New Mexico
                 4.40% due 9/15/2008                      507,060

Energy - 1.0%
        500,000  Pioneer Natural Resources Co.
                 7.20% due 1/15/2028                      563,115
        549,600  RAS Laffan Liquefied Natural Gas
                 3.437% due 9/15/2009 +                   544,082
        350,000  Western Oil Sands, Inc.
                 8.375% due 5/1/2012                      403,375
                                                        1,510,572

Energy-Refining - 0.4%
        500,000  Tosco Corp.
                 8.125% due 2/15/2030                     652,551

Entertainment - 0.4%
        500,000  Time Warner, Inc.
                 7.57% due 2/1/2024                       564,818

Environmental - 0.6%
        800,000  Waste Management, Inc.
                 7.375% due 8/1/2010                      923,437

Finance Companies - 1.9%
        400,000  Capital One Bank
                 5.75% due 9/15/2010                      426,425
        500,000  CIT Group, Inc.
                 1.94% due 5/18/2007 (2)                  500,053
        200,000  General Electric Capital Corp.
                 6.75% due 3/15/2032                      230,181
                 General Motors Acceptance Corp.
        500,000  6.125% due 9/15/2006                     522,707
        395,000  6.875% due 9/15/2011                     414,364
        400,000  Household Finance Corp.
                 6.375% due 11/27/2012                    443,218
        375,000  MBNA America Bank Nat'l.
                 7.125% due 11/15/2012                    424,370
                                                        2,961,318

Financial - 1.0%
        200,000  Credit Suisse First Boston
                 6.50% due 1/15/2012                      222,182
        550,000  Goldman Sachs Group, Inc.
                 5.70% due 9/1/2012                       581,173
        200,000  Lehman Brothers Hldgs., Inc.
                 6.625% due 1/18/2012                     223,701
        400,000  Morgan Stanley
                 6.60% due 4/1/2012                       446,038
                                                        1,473,094

Financial-Banks - 2.9%
        550,000  Bank of America Corp.
                 4.875% due 9/15/2012                     560,996
        300,000  Bank One Corp.
                 5.25% due 1/30/2013                      308,387
        800,000  Citigroup, Inc.
                 5.00% due 9/15/2014 +                    800,995
        300,000  City Nat'l. Corp.
                 5.125% due 2/15/2013                     301,952
        200,000  HSBC USA, Inc
                 4.625% due 4/1/2014                      196,087
        450,000  J.P. Morgan Chase & Co.
                 5.75% due 1/2/2013                       479,148
        200,000  Regions Financial Corp.
                 6.375% due 5/15/2012                     221,614
        250,000  Sovereign Bank
                 5.125% due 3/15/2013                     249,247
        400,000  Wachovia Corp.
                 5.25% due 8/1/2014                       408,896
        300,000  Wells Fargo Bank NA
                 6.45% due 2/1/2011                       336,387
        500,000  Zions Bancorp
                 6.00% due 9/15/2015                      531,372
                                                        4,395,081

Food and Beverage - 0.5%
        750,000  Kellogg Co.
                 2.875% due 6/1/2008                      735,332

Home Construction - 0.9%
        500,000  D.R. Horton, Inc.
                 5.875% due 7/1/2013                      510,000
        500,000  Lennar Corp.
                 9.95% due 5/1/2010                       544,375
        300,000  Ryland Group, Inc.
                 5.375% due 6/1/2008                      312,000
                                                        1,366,375

Industrial-Other - 1.2%
      1,700,000  Aramark Svcs., Inc.
                 7.10% due 12/1/2006                    1,829,547

Media-Cable - 0.8%
        300,000  AT & T Broadband Corp.
                 9.455% due 11/15/2022                    402,101
        800,000  Comcast Cable Comm., Inc.
                 6.875% due 6/15/2009                     889,174
                                                        1,291,275

Media-NonCable - 0.9%
        150,000  News America Hldgs.
                 8.00% due 10/17/2016                     183,396
      1,150,000  Scholastic Corp.
                 5.75% due 1/15/2007                    1,205,144
                                                        1,388,540

Merchandising-Supermarkets - 1.0%
        400,000  Delhaize America, Inc.
                 7.375% due 4/15/2006                     423,920
        650,000  Kroger Co.
                 7.25% due 6/1/2009                       732,994
        400,000  Safeway, Inc.
                 6.15% due 3/1/2006                       417,022
                                                        1,573,936

Metals and Mining - 0.3%
        500,000  Glencore Funding LLC
                 6.00% due 4/15/2014 +                    484,924

Natural Gas-Pipelines - 1.7%
      1,700,000  Consolidated Natural Gas Co.
                 7.25% due 10/1/2004                    1,700,000
        200,000  Enterprise Prods. Operating LP
                 6.65% due 10/15/2034 +                   200,511
        250,000  Kinder Morgan Energy Partners
                 5.00% due 12/15/2013                     248,164
        400,000  Teppco Partners LP
                 6.125% due 2/1/2013                      426,930
                                                        2,575,605

Paper and Forest Products - 0.3%
        250,000  Packaging Corp. of America
                 5.75% due 8/1/2013                       258,003
        150,000  Weyerhaeuser Co.
                 6.00% due 8/1/2006                       157,658
                                                          415,661

Railroads - 0.4%
        150,000  CSX Corp.
                 4.875% due 11/1/2009                     154,244
        450,000  Norfolk Southern Corp.
                 6.75% due 2/15/2011                      505,397
                                                          659,641

Real Estate Investment Trust - 0.7%
        100,000  EOP Operating LP
                 7.00% due 7/15/2011                      112,341
        500,000  Istar Financial, Inc.
                 6.00% due 12/15/2010                     520,237
        200,000  Liberty Ppty. LP
                 7.25% due 3/15/2011                      227,770
        100,000  Regency Centers LP
                 6.75% due 1/15/2012                      111,147
        125,000  Simon Ppty. Group LP
                 4.90% due 1/30/2014                      121,829
                                                        1,093,324

Retailers - 0.4%
        250,000  CVS Corp.
                 4.875% due 9/15/2014 +                   249,895
        300,000  Staples, Inc.
                 7.375% due 10/1/2012                     347,523
                                                          597,418

Services - 0.2%
        250,000  PHH Corp.
                 7.125% due 3/1/2013                      285,914

Technology - 0.8%
        200,000  IBM Corp.
                 5.875% due 11/29/2032                    207,151
      1,000,000  Jabil Circuit, Inc.
                 5.875% due 7/15/2010                   1,046,136
                                                        1,253,287

Utilities-Electric and Water - 0.7%
        275,000  American Electric Power, Inc.
                 5.25% due 6/1/2015                       276,116
        250,000  FirstEnergy Corp.
                 6.45% due 11/15/2011                     272,718
        300,000  Progress Energy, Inc.
                 7.00% due 10/30/2031                     326,228
        200,000  Public Service Electric Gas Co.
                 5.125% due 9/1/2012                      206,363
                                                        1,081,425

Wireless Communications - 1.2%
        250,000  AT & T Wireless Svcs., Inc.
                 8.125% due 5/1/2012                      302,082
        650,000  Tritel PCS, Inc.
                 10.375% due 1/15/2011                    741,678
        690,000  Verizon Wireless Capital LLC
                 5.375% due 12/15/2006                    722,257
                                                        1,766,017

Wireline Communications - 1.5%
        250,000  Deutsche Telekom Int'l. Finance BV
                 8.75% due 6/15/2030 (2)                  323,144
                 France Telecom S.A.
        325,000  8.50% due 3/1/2011 (2)                   389,051
        150,000  9.25% due 3/1/2031 (2)                   198,878
        600,000  Sprint Capital Corp.
                 8.375% due 3/15/2012                     726,682
        200,000  Telecom Italia Capital
                 5.25% due 11/15/2013 +                   203,773
        400,000  Verizon Global Funding Corp.
                 7.75% due 12/1/2030                      479,049
                                                        2,320,577

Yankee - 0.3%
        350,000  Pemex Master Tr.
                 7.875% due 2/1/2009 (2)                  390,250

Total Corporate Bonds
(Cost $36,168,847)                                     37,790,374

Mortgage Pass-Through Securities - 31.7%
                 FHLMC
$    12,400,000  5.50%, (30 yr. TBA)             $     12,566,631
         18,294  7.00%, 8/1/2008                           19,291
                 FNMA
        290,000  5.50%, (15 yr. TBA)                      299,606
     12,025,000  5.00%, (30 yr. TBA)                   11,897,235
        200,000  5.50%, (30 yr. TBA)                      202,625
      4,375,000  6.00%, (30 yr. TBA)                    4,524,021
      1,100,000  6.50%, (30 yr. TBA)                    1,153,625
      3,901,244  5.00%, 6/1/2018                        3,971,852
      2,448,756  5.00%, 10/1/2019                       2,491,029
        519,725  5.50%, 12/1/2014                         539,980
        707,612  6.00%, 10/1/2013                         743,845
        477,034  6.00%, 4/1/2016                          500,545
      1,170,490  6.50%, 12/1/2017                       1,239,969
      2,029,912  6.50%, 2032                            2,130,731
          7,953  7.00%, 2/1/2009                            8,435
         61,969  7.00%, 2012                               65,770
        186,861  7.00%, 9/1/2014                          198,327
          3,264  7.00%, 8/1/2023                            3,487
          1,991  7.00%, 12/1/2027                           2,117
         52,143  7.00%, 12/1/2028                          55,409
        668,193  7.00%, 2032                              708,902
            238  7.50%, 5/1/2027                              255
        139,076  7.50%, 12/1/2029                         149,110
        559,717  7.50%, 2/1/2031                          600,080
        248,262  8.00%, 2030                              270,095
                 GNMA
      1,387,377  5.00%, 9/15/2033                       1,383,941
      1,192,958  6.00%, 2033                            1,238,655
      1,061,332  6.50%, 2032                            1,120,916
        147,188  8.00%, 2030                              160,690

Total Mortgage Pass-Through
Securities
(Cost $47,733,492)                                     48,247,174

Sovereign Debt Securities - 0.8%
$       200,000  Pemex Project Funding Master Tr.
                 3.18% due 6/15/2010 +(2)        $        202,100
        475,000  Republic of South Africa
                 6.50% due 6/2/2014                       507,062
        500,000  United Mexican States
                 8.00% due 9/24/2022                      563,750

Total Sovereign Debt Securities
(Cost $1,182,922)                                       1,272,912

U.S. Government Securities - 24.7%
U.S. Government Agency Securities - 8.4%
                 FHLMC
$     5,000,000  2.875%, 5/15/2007               $      4,980,955
        335,000  4.50%, 1/15/2014                         333,344
                 FNMA
      2,212,000  1.68%, 10/14/2004++                    2,210,611
      3,600,000  3.25%, 1/15/2008                       3,593,509
      1,650,000  4.625%, 10/15/2014                     1,643,921
                                                       12,762,340

U.S. Treasury Bonds and Notes - 16.3%
                 U.S. Treasury Bonds
      2,127,000  5.375%, 2/15/2031                      2,278,549
      5,535,000  6.00%, 2/15/2026                       6,310,548
                 U.S. Treasury Notes
      4,850,000  3.375%, 9/15/2009                      4,850,946
        315,000  3.50%, 11/15/2006                        320,525
        700,000  3.625%, 7/15/2009                        708,476
        707,000  4.00%, 6/15/2009                         727,603
      3,304,000  4.25%, 8/15/2014                       3,338,589
      5,870,000  4.375%, 5/15/2007                      6,104,113
        189,000  4.75%, 5/15/2014                         198,391
                                                       24,837,740

Total U.S. Government Securities
(Cost $36,912,227)                                     37,600,080

Commercial Paper - 25.2%
Beverage - 3.0%
                 Coca-Cola Enterprises, Inc.
$     2,500,000  1.62% due 10/14/2004 (1)        $      2,498,538
      2,000,000  1.65% due 10/14/2004 (1)               1,998,808
                                                        4,497,346

Chemicals - 1.8%
      2,678,000  E.I. Du Pont De Nemours & Co.
                 1.655% due 10/14/2004 (1)              2,676,400

Finance Companies - 4.9%
      5,000,000  Barton Capital Corp.
                 1.57% due 10/14/2004 (1)               4,997,165
      2,500,000  General Electric Capital Corp.
                 1.54% due 10/14/2004 (1)               2,498,610
                                                        7,495,775

Financial-Banks - 9.1%
      1,933,000  Bank of America Corp.
                 1.60% due 10/14/2004 (1)               1,931,883
      5,000,000  Dresdner Bank AG
                 1.69% due 10/14/2004 (1)               4,996,949
      2,000,000  HVB  Finance
                 1.71% due 10/14/2004 (1)               1,998,765
      5,000,000  Societe Generale NA
                 1.60% due 10/14/2004 (1)               4,997,111
                                                       13,924,708

Pharmaceuticals - 0.9%
        302,000  Alcon Fin.
                 1.67% due 10/19/2004 (1)                 301,748
      1,125,000  Novartis
                 1.60% due 10/14/2004 (1)               1,124,350
                                                        1,426,098

Technology - 3.3%
      5,000,000  IBM Corp.
                 1.63% due 10/14/2004 (1)               4,997,057

Utilities-Electric and Water - 2.2%
      3,400,000  Southern Co.
                 1.71% due 10/14/2004 (1)               3,397,900

Total Commercial Paper
(Cost $38,415,284)                                     38,415,284

Repurchase Agreement - 1.5%
$     2,301,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $2,301,115 at
                 1.80%, due 10/1/2004 (1)(3)
(Cost $2,301,000)                                $      2,301,000

Total Investments - 124.8%
(Cost $187,394,862)                                   190,140,333
Payables for Mortgage Pass-Throughs
Delayed Delivery Securities (1)  - (29.1)%            (44,401,063)
Cash, Receivables and Other Assets
Less Liabilities - 4.4%                                 6,676,342
Net Assets - 100%                                $    152,415,612


+    Rule 144A restricted security.
++   Discount note. The rate shown is the effective yield at date of purchase.
(1)  Securities are segregated to cover forward mortgage purchases.
(2) Floating rate note. The rate shown is the rate in effect at September 30, 2004.
(3) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    3,070,385
Gross unrealized depreciation .................          (324,914)
                                                   --------------
Net unrealized appreciation ...................    $    2,745,471
                                                   ==============
-----------------------------------------------------------------

-----------------------------------------------------------------



...   The Guardian Low Duration Bond Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Asset Backed Securities -- 6.5%
     Principal
     Amount                                         Value
-----------------------------------------------------------------
$       500,000  Chase Manhattan Auto Owner Tr.
                 2003-A A4
                 2.06% due 12/15/2009            $        489,898
        400,000  PP&L Transition Bond Co. LLC
                 1999-1 A7
                 7.05% due 6/25/2009                      432,519
                 Residential Asset Mtg. Prods., Inc.
                 2003-RZ3 A3
        600,000  2.14% due 2/25/2030                      596,577
                 2002-RS5 AI4
        356,296  4.428% due 9/25/2030                     357,457
        300,000  Residential Funding Mtg. Secs.
                 2003-HS3 AI2
                 3.15% due 7/25/2018                      295,896

Total Asset Backed Securities
(Cost $2,174,295)                                       2,172,347

Collateralized Mortgage Obligations - 6.8%
                 FHLMC

                 2430 GD
$       117,024  6.50% due 11/15/2030            $        118,244
                 2744 VC
        286,964  5.50% due 4/15/2011                      300,752
                 2500 TD
        420,000  5.50% due 2/15/2016                      433,196
                 1650 J
        495,000  6.50% due 6/15/2023                      514,337
                 FNMA
                 2002-55 PC
        360,000  5.50% due 4/25/2026                      366,334
                 2001-51 PH
        242,083  6.00% due 8/25/2030                      248,156
        181,303  GNMA
                 2002-93 NV
                 4.75% due 2/20/2032                      181,353
        102,826  Prudential Home Mtg. Secs. Co.
                 1993-60 A3
                 6.75% due 12/25/2023                     102,687

Total Collateralized Mortgage
Obligations
(Cost $2,283,954)                                       2,265,059

Commercial Mortgage Backed Securities - 2.5%
$       311,843  GMAC Comm'l. Mtg. Sec., Inc.
                 1997-C1 A3
                 6.869% due 7/15/2029            $        336,051
        132,898  LB UBS Commercial Mtg. Trust
                 2001-C3 A1
                 6.058% due 6/15/2020                     141,966
        225,000  Midland Realty Acceptance Corp.
                 1996-C1 C
                 7.913% due 8/25/2028 (1)                 241,431
        111,390  Morgan Stanley Capital I
                 1999-WF1 A1
                 5.91% due 11/15/2031                     115,617

Total Commercial Mortgage Backed
Securities
(Cost $848,422)                                           835,065

Corporate Bonds - 58.7%
Aerospace and Defense - 1.6%
$       500,000  Northrop Grumman Corp.
                 7.00% due 3/1/2006              $        528,051

Automotive - 6.1%
        500,000  Daimler Chrysler NA Hldg.
                 4.75% due 1/15/2008                      514,940
        500,000  Delphi Corp.
                 6.55% due 6/15/2006                      523,142
        500,000  Ford Motor Credit Co.
                 7.50% due 3/15/2005                      511,024
        500,000  General Motors Acceptance Corp.
                 5.25% due 5/16/2005                      508,910
                                                        2,058,016

Energy - 3.1%
        500,000  Anadarko Petroleum Corp.
                 6.50% due 5/15/2005                      511,334
        500,000  Repsol Int'l. Fin. BV
                 7.45% due 7/15/2005                      519,005
                                                        1,030,339

Entertainment - 1.3%
        400,000  AOL Time Warner, Inc.
                 6.15% due 5/1/2007                       425,146

Finance Companies - 8.5%
        500,000  American General Fin. Corp.
                 5.875% due 12/15/2005                    519,014
        500,000  Capital One Bank
                 6.875% due 2/1/2006                      525,731
        500,000  CIT Group, Inc.
                 6.625% due 6/15/2005                     514,357
        500,000  General Electric Capital Corp.
                 3.50% due 8/15/2007                      502,202
        250,000  Household Fin. Corp.
                 6.50% due 1/24/2006                      262,084
        500,000  MBNA America Bank NA
                 6.50% due 6/20/2006                      528,616
                                                        2,852,004

Financial - 2.3%
        500,000  Bear Stearns Cos., Inc.
                 3.00% due 3/30/2006                      501,309
        250,000  Lehman Brothers Hldgs., Inc.
                 6.25% due 5/15/2006                      263,093
                                                          764,402

Financial-Banks - 0.7%
        250,000  KeyCorp
                 4.625% due 5/16/2005                     253,127

Food and Beverage - 3.1%
        500,000  Kellogg Co.
                 6.00% due 4/1/2006                       522,797
        500,000  Kraft Foods, Inc.
                 4.625% due 11/1/2006                     514,207
                                                        1,037,004

Home Construction - 0.8%
        250,000  Lennar Corp.
                 9.95% due 5/1/2010                       272,188

Lodging - 0.8%
        250,000  Marriott Int'l., Inc.
                 6.875% due 11/15/2005                    261,234

Media-Cable - 1.6%
        500,000  Cox Comm., Inc.
                 7.75% due 8/15/2006                      536,351

Natural Gas-Pipelines - 3.0%
        500,000  Duke Energy Field Svcs.
                 7.50% due 8/16/2005                      519,553
        500,000  Enterprise Prods Operating L P
                 4.00% due 10/15/2007 +                   502,760
                                                        1,022,313

Paper and Forest Products - 0.8%
        250,000  Abitibi-Consolidated, Inc.
                 8.30% due 8/1/2005                       258,125

Real Estate Investment Trust - 6.8%
        505,000  Avalon Bay Communities, Inc.
                 6.80% due 7/15/2006                      539,278
                 EOP Operating LP
        500,000  6.625% due 2/15/2005                     507,463
        500,000  6.63% due 4/13/2015                      510,783
        300,000  Gables Realty LP
                 6.80% due 3/15/2005                      304,891
        400,000  Simon Ppty. Group LP
                 6.875% due 10/27/2005                    416,414
                                                        2,278,829

Restaurants - 0.7%
        250,000  YUM! Brands, Inc.
                 7.45% due 5/15/2005                      257,033

Services - 0.8%
        250,000  Cendant Corp.
                 6.875% due 8/15/2006                     266,463

Technology - 1.5%
        500,000  Deluxe Corp.
                 3.50% due 10/1/2007 +                    498,590

Utilities-Electric and Water - 6.7%
        500,000  Dominion Resources, Inc.
                 2.80% due 2/15/2005                      500,633
        500,000  National Rural Utilities Coop. Fin.
                 3.00% due 2/15/2006                      501,822
        250,000  Niagara Mohawk Power Corp.
                 6.625% due 7/1/2005                      258,409
        500,000  Nisource Fin. Corp.
                 7.625% due 11/15/2005                    525,397
        425,000  PSEG Power LLC
                 6.875% due 4/15/2006                     449,055
                                                        2,235,316

Wireless Communications - 1.5%
        498,000  AT & T Wireless Svcs., Inc.
                 6.875% due 4/18/2005                     509,640

Wireline Communications - 7.0%
        500,000  British Telecom. PLC
                 1.00% due 12/15/2005                     529,608
        500,000  Deutsche Telekom Int'l. Fin. BV
                 1.00% due 6/15/2005                      519,329
        250,000  Qwest Corp.
                 7.20% due 11/1/2004                      251,250
        500,000  Sprint Capital Corp.
                 6.00% due 1/15/2007                      529,258
        500,000  Telefonica Europe BV
                 7.35% due 9/15/2005                      522,129
                                                        2,351,574

Total Corporate Bonds
(Cost $19,733,907)                                     19,695,745

Sovereign Debt Security - 1.5%
$       500,000  Petroleos Mexicanos
                 6.50% due 2/1/2005
(Cost $506,190)                                  $        506,500


U.S. Government Securities - 22.0%
U.S. Treasury Notes - 22.0%
                 U.S. Treasury Notes
$       910,000  2.625%, 11/15/2006              $        909,680
      1,040,000  2.625%, 3/15/2009                      1,012,375
      2,000,000  2.75%, 8/15/2007                       1,994,687
      3,435,000  3.375%, 12/15/2008                     3,456,603

Total U.S. Government Securities
(Cost $7,361,379)                                       7,373,345

Repurchase Agreement - 4.2%
$     1,401,000  State Street Bank and Trust Co.
                 repurchase agreement,
                 dated 9/30/2004, maturity
                 value $1,401,070 at 1.80%, due
                 10/1/2004 (2)
(Cost $1,401,000)                                $      1,401,000

Total Investments - 102.2%
(Cost $34,309,147)                                     34,249,061
Liabilities in Excess of Cash, Receivables
and Other Assets - (2.2)%                                (726,306)
Net Assets - 100%                                $     33,522,755

+    Rule 144A restricted security.
(1) Floating rate note. The rate shown is the rate in effect at September 30, 2004.
(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $       57,618
Gross unrealized depreciation .................          (117,703)
                                                   --------------
Net unrealized depreciation ...................    $      (60,085)
                                                   ==============
-----------------------------------------------------------------


-----------------------------------------------------------------


...   The Guardian High Yield Bond Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Corporate Bonds -- 84.8%                    Rating
     Principal                                    Moody's/
     Amount                                        S&P*          Value
------------------------------------------------------------  ----------------
Aerospace and Defense - 2.4%
                  Comm. & Power Inds., Inc.
$       671,000   Sr. Sub. Nt.
                  8.00% due 2/1/2012              B3/B-       $        701,195
                  K & F Ind., Inc.
        417,000   Sr. Sub. Nt. Ser. B
                  9.625% due 12/15/2010           B3/B                 463,913
                  Sequa Corp.
        800,000   Sr. Nt.
                  8.875% due 4/1/2008             B1/BB-               868,000
                                                                     2,033,108

Automotive - 3.0%
                  Keystone Automotive
                  Operations
        522,000   Sr. Sub. Nt.
                  9.75% due 11/1/2013             B3/B-                561,150
                  Stanadyne Corp.
        292,000   Sr. Sub. Nt. +
                  10.00% due 8/15/2014            Caa1/B               303,680
                  Tenneco Automotive, Inc.
        298,000   Sr. Sec. Nt. Ser. B
                  10.25% due 7/15/2013            B2/B-                339,720
        596,000   Sr. Sub. Nt. Ser. B
                  11.625% due 10/15/2009          B3/B-                628,780
                  TRW Automotive, Inc.
        248,000   Sr. Nt.
                  9.375% due 2/15/2013            B1/BB-               283,340
                  United Components, Inc.
        400,000   Sr. Sub. Nt.
                  9.375% due 6/15/2013            B3/B                 431,000
                                                                     2,547,670

Banking - 0.5%
                  Western Financial Bank
        350,000   Sub. Cap. Debt.
                  9.625% due 5/15/2012            B1/BB-               395,500

Building Materials - 1.1%
                  Associated Materials,
                  Inc.
        745,000   Sr. Disc. Nt. (1)+
                  0/11.25% due 3/1/2014           Caa1/B-              541,988
                  Norcraft Cos. Fin.
        343,000   Sr. Sub. Nt. +
                  9.00% due 11/1/2011             B3/B-                373,870
                                                                       915,858

Chemicals - 7.5%
                  BCP Caylux Hldgs.
                  Luxembourg SCA
        745,000   Sr. Sub. Nt. +
                  9.625% due 6/15/2014            B3/B-                804,600
                  Eastman Chemical Co.
      1,000,000   Nt.
                  6.30% due 11/15/2018            Baa2/BBB           1,070,619
                  Equistar Chemicals LP
        670,000   Sr. Nt.
                  10.125% due 9/1/2008            B2/B+                755,425
                  HMP Equity Hldgs. Corp.
        372,000   Sr. Disc. Nt. (2)
                  8.05% due 5/15/2008             NR/CCC+              234,360
                  Huntsman Advanced
                  Materials
        373,000   Sr. Sec. Nt. +
                  11.00% due 7/15/2010            B2/B                 432,680
                  Huntsman Int'l. LLC
        224,000   Sr. Nt.
                  9.875% due 3/1/2009             B3/B-                246,960
                  Huntsman LLC
        373,000   Sr. Nt. +
                  11.50% due 7/15/2012            B3/CCC+              411,699
                  Koppers, Inc.
        584,000   Sec. Nt.
                  9.875% due 10/15/2013           B2/B                 645,320
                  Lyondell Chemical Co.
        372,000   Sr. Sub. Nt.
                  10.875% due 5/1/2009            B3/B-                394,320
                  Millennium America, Inc.
        484,000   Sr. Nt.
                  9.25% due 6/15/2008             B1/BB-               533,610
                  Nalco Co.
        298,000   Sr. Sub. Nt.
                  8.875% due 11/15/2013           Caa1/B-              320,350
                  Nalco Finance Hdgs., Inc.
        292,000   Sr. Nt. (1)+
                  0/9.00% due 2/1/2014            Caa2/B-              207,320
                  Resolution Performance
                  Product
        298,000   Sr. Sec. Nt.
                  8.00% due 12/15/2009            B2/B+                307,685
                                                                     6,364,948

Construction Machinery - 2.2%
                  Joy Global, Inc.
        140,000   Sr. Sub. Nt.
                  8.75% due 3/15/2012             B1/B+                158,200
                  NMHG Hldg. Co.
        140,000   Sr. Nt.
                  10.00% due 5/15/2009            B3/B+                154,000
                  Terex Corp.
        285,000   Sr. Sub. Nt.
                  9.25% due 7/15/2011             B3/B                 319,200
        285,000   Sr. Sub. Nt.
                  10.375% due 4/1/2011            B3/B                 322,050
                  United Rentals NA, Inc.
        960,000   Sr. Sub. Nt.
                  7.75% due 11/15/2013            B2/B+                900,000
                                                                     1,853,450

Consumer Products - 3.3%
                  Bombardier Recreational
                  Products
        286,000   Sr. Sub. Nt. +
                  8.375% due 12/15/2013           B3/B-                301,015
                  Elizabeth Arden, Inc.
        410,000   Sr. Sub. Nt.
                  7.75% due 1/15/2014             B3/B-                430,500
                  Jafra Cosmetics
        828,000   Sr. Sub. Nt.
                  10.75% due 5/15/2011            B3/B-                937,710
                  Rayovac Corp.
        745,000   Sr. Sub. Nt.
                  8.50% due 10/1/2013             B3/B-                808,325
                  Riddell Bell Hldgs., Inc.
        360,000   Sr. Sub. Nt. +
                  8.375% due 10/1/2012            B3/B-                365,850
                                                                     2,843,400

Electric - 11.1%
                  Allegheny Energy Supply
      1,490,000   Nt.
                  7.80% due 3/15/2011             B3/B-              1,612,925
                  Calpine Corp.
        560,000   Sr. Sec. Nt. +
                  8.75% due 7/15/2013             NR/B                 422,800
                  CMS Energy Corp.
        400,000   Sr. Nt.
                  8.50% due 4/15/2011             B3/B+                436,000
                  Dynegy Hldgs., Inc.
        745,000   Sr. Sec. Nt. +
                  10.125% due 7/15/2013           B3/B-                856,750
                  Edison Mission Energy
        365,000   Sr. Nt.
                  9.875% due 4/15/2011            B1/B                 425,225
        745,000   Sr. Nt.
                  10.00% due 8/15/2008            B1/B                 871,650
                  Mission Energy Hldg.
      1,095,000   Sr. Sec. Nt.
                  13.50% due 7/15/2008            B3/CCC             1,385,175
                  NRG Energy, Inc.
        596,000   Sec. Nt. +
                  8.00% due 12/15/2013            B2/B+                638,465
                  Sierra Pacific Resources
      1,341,000   Sr. Nt. +
                  8.625% due 3/15/2014            B2/B-              1,454,985
                  Teco Energy, Inc.
      1,295,000   Nt.
                  7.00% due 5/1/2012              Ba2/BB             1,356,512
                                                                     9,460,487

Energy - 2.8%
                  Chesapeake Energy Corp.
        149,000   Sr. Nt.
                  7.50% due 6/15/2014             Ba3/BB-              162,783
                  Dresser, Inc.
        447,000   Sr. Nt.
                  9.375% due 4/15/2011            B2/B                 491,700
                  Forest Oil Corp.
        365,000   Sr. Nt.
                  7.75% due 5/1/2014              Ba3/BB-              396,937
                  Newpark Resources, Inc.
        700,000   Sr. Sub. Nt. Ser. B
                  8.625% due 12/15/2007           B2/B+                714,000
                  Pride Int'l., Inc.
        219,000   Sr. Nt. +
                  7.375% due 7/15/2014            Ba2/BB-              243,090
                  Western Oil Sands, Inc.
        298,000   Sr. Sec. Nt.
                  8.375% due 5/1/2012             Ba2/BB+              343,445
                                                                     2,351,955

Entertainment - 2.4%
                  Intrawest Corp.
        447,000   Sr. Nt.
                  7.50% due 10/15/2013            B1/B+                463,204
                  Six Flags, Inc.
        365,000   Sr. Nt.
                  9.625% due 6/1/2014             B3/CCC+              341,275
                  Turner Broadcasting
                  Systems, Inc.
      1,000,000   Sr. Nt.
                  8.375% due 7/1/2013             Baa1/BBB+          1,205,806
                                                                     2,010,285

Environmental - 0.8%
                  Allied Waste NA, Inc.
        320,000   Sec. Nt.
                  6.125% due 2/15/2014            Ba3/BB-              298,400
        335,000   Sr. Nt.
                  7.875% due 4/15/2013            Ba3/BB-              353,425
                                                                       651,825

Food and Beverage - 5.0%
                  American Seafood Group
                  LLC
        560,000   Sr. Sub. Nt.
                  10.125% due 4/15/2010           B3/B                 599,200
                  Del Monte Corp.
        635,000   Sr. Sub. Nt.
                  9.25% due 5/15/2011             B2/B                 698,500
                  Merisant Co.
        800,000   Sr. Sub. Nt. +
                  9.50% due 7/15/2013             B3/B-                760,000
                  Michael Foods, Inc.
        373,000   Sr. Sub. Nt.
                  8.00% due 11/15/2013            B3/B-                390,717
                  Premium Standard Farms,
                  Inc.
        969,000   Sr. Nt.
                  9.25% due 6/15/2011             B1/BB              1,012,605
                  Seminis Vegetable Seeds,
                  Inc.
        670,000   Sr. Sub. Nt.
                  10.25% due 10/1/2013            B3/B-                747,050
                                                                     4,208,072

Gaming - 0.4%
                  Sun Int'l. Hotels Ltd.
        285,000   Sr. Sub. Nt.
                  8.875% due 8/15/2011            B2/B                 312,431

Health Care - 2.5%
                  Fisher Scientific Int'l.,
                  Inc.
        365,000   Sr. Sub. Nt. +
                  6.75% due 8/15/2014             Ba3/BB+              383,250
        382,000   Sr. Sub. Nt.
                  8.125% due 5/1/2012             Ba3/BB+              425,930
                  Fresenius Medical Care
        570,000   Capital Tr.
                  7.875% due 6/15/2011            Ba2/BB-              632,700
                  Medical Device Mfg., Inc.
        366,000   Sr. Sub. Nt. +
                  10.00% due 7/15/2012            Caa1/B-              387,960
                  National Nephrology
                  Assocs., Inc.
        288,000   Sr. Sub. Nt. +
                  9.00% due 11/1/2011             B1/B                 333,000
                                                                     2,162,840

Home Construction - 2.1%
                  Beazer Homes USA, Inc.
        149,000   Sr. Nt.
                  8.375% due 4/15/2012            Ba1/BB               164,645
                  D.R. Horton, Inc.
        800,000   Sr. Nt.
                  5.625% due 9/15/2014            Ba1/BB+              796,000
                  Meritage Corp.
        286,000   Sr. Nt.
                  9.75% due 6/1/2011              Ba3/BB-              321,035
                  Standard Pacific Corp.
        149,000   Sr. Sub. Nt.
                  9.25% due 4/15/2012             Ba3/B+               171,350
                  WCI Communities, Inc.
        280,000   Sr. Sub. Nt.
                  9.125% due 5/1/2012             Ba3/B                312,200
                                                                     1,765,230

Industrial-Other - 1.8%
                  Da Lite Screen Co., Inc.
        224,000   Sr. Nt.
                  9.50% due 5/15/2011             B2/B-                236,320
                  General Cable Corp.
        575,000   Sr. Nt.
                  9.50% due 11/15/2010            B2/B                 638,250
                  PerkinElmer, Inc.
        560,000   Sr. Sub. Nt.
                  8.875% due 1/15/2013            Ba3/BB-              632,800
                                                                     1,507,370

Lodging - 0.4%
                  John Q. Hammons Hotels LP
        280,000   1st Mtg. Nt. Ser. B
                  8.875% due 5/15/2012            B2/B                 312,200

Media-Cable - 4.8%
                  Charter Comm. Hldgs.
        480,000   Sr. Nt.
                  10.25% due 1/15/2010            Ca/CCC-              385,200
                  Charter Comm. Hldgs. II
        744,000   Sr. Nt.
                  10.25% due 9/15/2010            Caa1/CCC-            759,810
                  Charter Comm. Operating
                  LLC
        372,000   Sr. Nt. +
                  8.00% due 4/30/2012             B2/B-                371,070
                  CSC Hldgs., Inc.
        730,000   Debt.
                  7.625% due 7/15/2018            B1/BB-               744,600
      1,120,000   Debt.
                  7.875% due 2/15/2018            B1/BB-             1,156,400
                  Insight Comm., Inc.
        298,000   Sr. Disc. Nt. (1)
                  0/12.25% due 2/15/2011          Caa2/B-              278,630
                  Insight Midwest LP
        373,000   Sr. Nt.
                  10.50% due 11/1/2010            B2/B+                408,435
                                                                     4,104,145

Media-NonCable - 4.4%
                  American Media
                  Operations, Inc.
        570,000   Sr. Sub. Nt. Ser. B
                  10.25% due 5/1/2009             B2/B-                599,925
                  Dex Media East LLC
        351,000   Sr. Sub. Nt.
                  12.125% due 11/15/2012          B2/B                 436,995
                  DirecTV Hldgs. Finance
        278,000   Sr. Nt.
                  8.375% due 3/15/2013            B1/BB-               316,225
                  EchoStar DBS Corp.
        365,000   Sr. Nt.
                  6.375% due 10/1/2011            Ba3/BB-              369,562
        400,000   Sr. Nt. +
                  6.625% due 10/1/2014            Ba3/BB-              397,500
                  Houghton Mifflin Co.
      1,043,000   Sr. Sub. Nt.
                  9.875% due 2/1/2013             B3/B-              1,095,150
                  R.H. Donnelley Fin. Corp.
                  I
        465,000   Sr. Sub. Nt. +
                  10.875% due 12/15/2012          B2/B+                563,813
                                                                     3,779,170

Metals and Mining - 3.2%
                  AK Steel Corp.
        372,000   Sr. Nt.
                  7.75% due 6/15/2012             B3/B+                363,630
        671,000   Sr. Nt.
                  7.875% due 2/15/2009            B3/B+                665,967
                  Century Aluminum Co.
         73,000   Sr. Nt. +
                  7.50% due 8/15/2014             B1/BB-                76,833
                  Int'l. Steel Group
        400,000   Sr. Nt. +
                  6.50% due 4/15/2014             Ba3/BB               400,000
                  Luscar Coal Ltd.
        286,000   Sr. Nt.
                  9.75% due 10/15/2011            Ba3/BB               324,610
                  Oregon Steel Mills, Inc.
        480,000   1st Mtg. Nt.
                  10.00% due 7/15/2009            B2/B                 524,400
                  Peabody Energy Corp.
        365,000   Sr. Nt.
                  6.875% due 3/15/2013            Ba3/BB-              394,200
                                                                     2,749,640

Natural Gas-Pipelines - 3.7%
                  El Paso Natural Gas
        670,000   Sr. Nt.
                  7.625% due 8/1/2010             B1/B-                716,900
                  El Paso Partners
        372,000   Sr. Sub. Nt. Ser. B
                  8.50% due 6/1/2011              B1/BB-               418,035
                  Enterprise Products
                  Operating LP
        192,000   Sr. Nt. +
                  5.60% due 10/15/2014            Baa3/BB+             193,460
                  Gulfterra Energy Partners
         32,000   Sr. Sub. Nt. Ser. B
                  8.50% due 6/1/2010              B1/BB-                37,240
                  Northwest Pipeline Corp.
        208,000   Sr. Nt.
                  8.125% due 3/1/2010             B1/B+                233,220
                  Southern Natural Gas Co.
        623,000   Nt.
                  7.35% due 2/15/2031             B1/B-                615,212
                  Transcontinental Gas
                  Pipeline Corp.
        180,000   Nt. Ser. B
                  7.00% due 8/15/2011             B1/B+                198,450
                  Williams Cos., Inc.
        600,000   Nt.
                  8.125% due 3/15/2012            B3/B+                691,500
                                                                     3,104,017

Noncaptive Consumer - 0.7%
                  Dollar Financial Group,
                  Inc.
        559,000   Sr. Nt.
                  9.75% due 11/15/2011            B3/B                 592,540

Non Sovereign - 0.4%
                  Gazprom OAO
        328,000   Nt. +
                  9.625% due 3/1/2013             NR/BB-               364,080

Packaging - 0.8%
                  Crown European Hldgs.
                  S.A.
        355,000   Sec. Nt.
                  9.50% due 3/1/2011              B1/B+                395,825
                  Silgan Hldgs., Inc.
        298,000   Sr. Sub. Nt.
                  6.75% due 11/15/2013            B1/B+                303,960
                                                                       699,785

Paper and Forest Products - 4.3%
                  Graphic Packaging Int'l.,
                  Inc.
        522,000   Sr. Sub. Nt.
                  9.50% due 8/15/2013             B3/B-                596,385
                  Millar Western Forest
        298,000   Sr. Nt.
                  7.75% due 11/15/2013            B2/B+                312,900
                  Packaging Corp. of
                  America
      1,000,000   Sr. Nt
                  5.75% due 8/1/2013              Ba1/BBB            1,032,011
                  Stone Container Corp.
        219,000   Sr. Nt. +
                  7.375% due 7/15/2014            B2/B                 229,403
        745,000   Sr. Nt.
                  8.375% due 7/1/2012             B2/B                 821,362
                  Tembec Inds., Inc.
        292,000   Sr. Nt.
                  7.75% due 3/15/2012             Ba3/BB-              293,460
        348,000   Sr. Nt.
                  8.625% due 6/30/2009            Ba3/BB-              356,700
                                                                     3,642,221

Retailers - 2.9%
                  Cole National Group, Inc.
        280,000   Sr. Sub. Nt.
                  8.875% due 5/15/2012            B3/B                 317,100
                  J.C. Penney Co., Inc.
        596,000   Nt.
                  8.00% due 3/1/2010              Ba3/BB+              678,695
        720,000   Nt.
                  9.00% due 8/1/2012              Ba3/BB+              874,800
                  Petco Animal Supplies,
                  Inc.
        285,000   Sr. Sub. Nt.
                  10.75% due 11/1/2011            B2/B+                330,600
                  Rite Aid Corp.
        280,000   Sr. Nt.
                  11.25% due 7/1/2008             Caa1/B-              304,500
                                                                     2,505,695

Technology - 1.8%
                  AMI Semiconductor, Inc.
        361,000   Sr. Sub. Nt.
                  10.75% due 2/1/2013             B3/B                 420,565
                  Iron Mountain, Inc.
        700,000   Sr. Sub. Nt.
                  8.625% due 4/1/2013             B3/B                 759,500
                  New Asat (Finance) Ltd.
        373,000   Sr. Nt. +
                  9.25% due 2/1/2011              B3/B                 313,320
                                                                     1,493,385

Textile - 2.3%
                  Oxford Inds., Inc.
        300,000   Sr. Nt. +
                  8.875% due 6/1/2011             B2/B                 325,500
                  Russell Corp.
        350,000   Sr. Nt. (2)
                  9.25% due 5/1/2010              B1/BB-               379,750
                  St. John Knits Int'l.,
                  Inc.
        750,000   Sr. Sub. Nt.
                  12.50% due 7/1/2009             B3/B-                802,500
                  William Carter Co.
        422,000   Sr. Sub. Nt. Ser. B
                  10.875% due 8/15/2011           B3/B+                473,695
                                                                     1,981,445

Transportation - 0.6%
                  Omi Corp.
        220,000   Sr. Nt.
                  7.625% due 12/1/2013            B1/B+                225,775
                  Teekay Shipping Corp.
        280,000   Sr. Nt.
                  8.875% due 7/15/2011            Ba2/BB-              316,750
                                                                       542,525

Wireless Communications - 4.3%
                  Centennial Cell Comm.
                  Corp.
        700,000   Sr. Nt.
                  10.125% due 6/15/2013           Caa1/CCC             736,750
                  Inmarsat Finance PLC
         75,000   Nt. +
                  7.625% due 6/30/2012            B2/B                  74,438
                  Nextel Comm., Inc.
      1,970,000   Sr. Nt.
                  7.375% due 8/1/2015             Ba3/BB             2,117,750
                  Nextel Partners, Inc.
        350,000   Sr. Nt.
                  8.125% due 7/1/2011             Caa1/B-              371,000
                  Ubiquitel Operating Co.
        298,000   Sr. Nt.
                  9.875% due 3/1/2011             Caa1/CCC             310,292
                                                                     3,610,230

Wireline Communications - 1.3%
                  Qwest Corp.
      1,085,000   Sr. Nt. +
                  7.875% due 9/1/2011             Ba3/BB-            1,125,688

Total Corporate Bonds
(Cost $68,008,072)                                                  71,991,195

Sovereign Debt Securities - 2.0%
                  Federative Republic of
                  Brazil
$       575,000   Nt.
                  9.25% due 10/22/2010            B1/BB-      $        616,687
                  Pemex Project Funding
                  Master Trust
      1,000,000   Nt.
                  7.375% due 12/15/2014           Baa1/BBB-          1,090,000

Total Sovereign Debt Securities
(Cost $1,660,589)                                                    1,706,687

Private Placement - 6.3%
                  Targeted Return Index
      4,941,861   Secs. Tr.
                  Ser. HY-2004-1 (4)
                  7.997% due 8/1/2015             B1/BB-
(Cost $5,268,121)                                                    5,314,774

Warrant - 0.0%
Shares                                                           Value
------------------------------------------------------------------------------
                  XM Satellite Radio, Inc.
            330   exp. 3/15/2010
(Cost $66,660)                                                $         21,120


Repurchase Agreement - 4.9%


Principal
Amount                                                           Value
------------------------------------------------------------------------------
$     4,111,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $4,111,206 at
                  1.80% due 10/1/2004 (3)
(Cost $4,111,000)                                             $      4,111,000

Total Investments - 98.0%
 (Cost $79,114,442)                                                 83,144,776
Cash, Receivables and Other Assets
Less Liabilities - 2.0%                                              1,717,872
Net Assets - 100%                                             $     84,862,648


*    Unaudited.
+    Rule 144A restricted security.
(1)  Step-up bond.
(2)  Discount note. The rate shown is the effective yield at date of purchase.
(3) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(4) Floating rate note. The rate shown is the rate in effect at September 30, 2004.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    4,392,776
Gross unrealized depreciation .................          (362,443)
                                                   --------------
Net unrealized appreciation ...................    $    4,030,333
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------------------



...   The Guardian Tax-Exempt Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Municipal Bonds -- 99.5%                    Rating
     Principal                                    Moody's/
     Amount                                        S&P*                 Value
------------------------------------------------------------  ----------------
Alabama - 1.1%
$     1,000,000   Alabama 21st Century
                  Auth. Tobacco Settlement
                  Rev.,
                  5.25% due 12/1/2009             Baa1/A-     $      1,038,300

Alaska - 1.4%
      1,300,000   Northern Tobacco
                  Securitization AK,
                  5.80% due 6/1/2012              Baa3/BBB           1,314,222

Arizona - 8.8%
      1,500,000   Arizona Tourism & Sports
                  Auth.,
                  5.00% due 7/1/2024              Aaa/NR             1,566,825
      1,500,000   Mesa, AZ Street & Hwy.
                  Rev.,
                  5.125% due 7/1/2023             Aaa/AAA            1,609,875
      1,500,000   Phoenix, AZ Civic Impt.
                  Corp. Wtr. Sys. Rev.,
                  5.50% due 7/1/2020              Aaa/AAA            1,670,550
      1,000,000   Phoenix, AZ G.O. Ser. B,
                  5.375% due 7/1/2020             Aa1/AA+            1,107,510
      1,910,000   Tempe, AZ Excise Tax
                  Rev.,
                  5.00% due 7/1/2009              Aaa/AAA            2,104,992
                                                                     8,059,752

Arkansas - 1.2%
      1,000,000   Arkansas St. G.O. Fed.
                  Hwy. Grant Ser. A,
                  5.50% due 8/1/2011              Aa2/AA             1,117,940

California - 9.6%
      3,000,000   California St. Econ. G.O.
                  Ser. B,
                  5.00% due 7/1/2023              Aa3/AA-            3,268,260
      2,000,000   California St. G.O.,
                  5.25% due 11/1/2027             A3/A               2,072,940
      2,000,000   California St. Pub. Wks.
                  Brd. Dept. of Mental
                  Hlth.,
                  5.50% due 6/1/2023              Baa1/A-            2,159,980
      1,250,000   Metropolitan Wtr. Dist.
                  South California Wtrwks.
                  Rev. Ser. B-1,
                  5.00% due 10/1/2029             Aaa/AAA            1,279,987
                                                                     8,781,167

Colorado - 4.5%
      1,500,000   Colorado Housing Fin.
                  Auth.,
                  1.70% due 10/1/2030 (1)         Aaa/AAA            1,500,000
      1,120,000   La Plata Cnty., CO Sch.
                  Dist.,
                  5.25% due 11/1/2015             Aaa/NR             1,264,693
      1,205,000   Teller Cnty., CO Sch.
                  Dist.,
                  5.00% due 12/1/2016             Aaa/AAA            1,335,477
                                                                     4,100,170

Florida - 5.5%
      1,500,000   Florida St. Brd. of Ed.
                  Lottery Rev. Ser. C,
                  5.25% due 7/1/2016              Aaa/AAA            1,654,200
      1,000,000   Lakes By The Bay South
                  Community,
                  6.25% due 5/1/2034              NR/NR              1,028,770
      2,255,000   St. Johns Cnty., FL Sales
                  Tax Rev.,
                  5.25% due 10/1/2027             Aaa/AAA            2,386,128
                                                                     5,069,098

Georgia - 1.6%
      1,000,000   Fulton Cnty., GA Dev.
                  Auth. Rev. Georgia Tech.
                  Foundation Ser. A,
                  5.125% due 11/1/2021            Aa1/AA+            1,073,130
        350,000   Gainesville, GA Wtr. &
                  Swg. Rev.,
                  5.25% due 11/15/2018            Aaa/AAA              383,404
                                                                     1,456,534

Idaho - 2.0%
      1,625,000   Boise City, ID Urban
                  Renewal Agy. Lease,
                  6.00% due 8/15/2023             Aaa/AAA            1,837,485

Illinois - 4.2%
      1,000,000   Chicago, IL Brd. of Ed.
                  Ser. A,
                  5.25% due 12/1/2018             Aaa/AAA            1,101,560
      2,500,000   Illinois St. Unemployment
                  Insurance,
                  5.00% due 12/15/2007            Aaa/AAA            2,699,875
                                                                     3,801,435

Iowa - 1.8%
      1,615,000   Tobacco Settlement Auth.
                  IA Rev. Ser. B,
                  5.50% due 6/1/2011              Baa3/BBB           1,622,914

Kansas - 1.5%
      1,300,000   Kansas St. Dev. Fin.
                  Auth. Lease,
                  5.125% due 4/1/2022             Aaa/AAA            1,398,579

Maryland - 3.5%
      1,500,000   Prince Georges Cnty., MD
                  Industrial Dev. Auth.
                  Ref.,
                  5.00% due 6/30/2019             Aaa/AAA            1,625,700
      1,500,000   Prince Georges Cnty., MD
                  Pub. Impt. Ser. A,
                  5.00% due 10/1/2021             Aa2/AA             1,605,300
                                                                     3,231,000

Massachusetts - 5.1%
      2,000,000   Massachusetts Bay Trans.
                  Auth. Rev. Ser. A,
                  5.00% due 7/1/2027              Aa1/AAA            2,062,100
      1,500,000   Massachusetts St. Special
                  Obligation Rev.,
                  5.25% due 1/1/2028              Aaa/AAA            1,569,150
      1,000,000   Massachusetts St. Wtr.
                  Resources Auth. Rev. Ser.
                  A,
                  5.00% due 8/1/2029              Aaa/AAA            1,027,280
                                                                     4,658,530

Michigan - 2.0%
      1,650,000   Michigan St. Hospital
                  Fin. Auth. Rev.,
                  5.50% due 11/1/2014             A2/A               1,798,682

Minnesota - 4.0%
      2,000,000   Minnesota St. Muni. Power
                  Agy. Electric,
                  5.25% due 10/1/2024             A3/NR              2,108,080
      1,500,000   St. Paul, MN Port Auth.
                  Lease Rev.,
                  5.125% due 12/1/2027            Aa2/AA+            1,555,935
                                                                     3,664,015

New Jersey - 1.1%
      1,000,000   Tobacco Settlement
                  Financing Corp.,
                  5.50% due 6/1/2012              Baa3/BBB             990,090

New Mexico - 1.3%
      1,000,000   New Mexico St. Hwy. Comm.
                  Tax Rev. Preref.,
                  6.00% due 6/15/2010 (2)         Aa2/AA+            1,148,820

New York - 3.3%
      1,255,000   New York City Industrial
                  Dev. Agy.,
                  5.25% due 3/1/2018              Aaa/AAA            1,381,993
      1,500,000   New York St. Urban Dev.
                  Corp.,
                  5.25% due 1/1/2021              NR/AA-             1,640,835
                                                                     3,022,828

North Dakota - 1.2%
      1,000,000   North Dakota St. Wtr.
                  Comm. Rev.,
                  5.75% due 8/1/2020              Aaa/AAA            1,125,940

Ohio - 1.3%
      1,050,000   Univ. of Cincinnati, OH
                  General Rcpts. Ser. A,
                  5.50% due 6/1/2011              Aaa/AAA            1,200,455

Pennsylvania - 1.3%
      1,000,000   Delaware River Port
                  Auth. PA & NJ,
                  6.00% due 1/1/2017              Aaa/AAA            1,141,260

Puerto Rico - 12.3%
      1,500,000   Puerto Rico Commonwealth,
                  5.00% due 7/1/2029              Baa1/A-            1,518,345
      1,000,000   Puerto Rico Muni. Fin.
                  Agency Ser. A,
                  5.25% due 8/1/2021              Aaa/AAA            1,088,800
      1,500,000   Puerto Rico Pub. Bldgs.
                  Auth. Rev. Gov't. Facs.
                  Ser.I,
                  5.50% due 7/1/2020              Baa1/A-            1,665,855
      2,000,000   Puerto Rico Pub. Bldgs.
                  Auth. Rev. Ref. Gov't.
                  Facs. Ser. J,
                  5.00% due 7/1/2036              Aaa/AAA            2,211,740
      2,400,000   Puerto Rico Pub. Bldgs.
                  Auth. Rev. Ref. Gov't.
                  Facs. Ser. K,
                  4.50% due 7/1/2022              Baa1/A-            2,533,416
      2,000,000   Puerto Rico Pub. Fin.
                  Corp. Comwlth. Approp.
                  Ser. A,
                  5.75% due 8/1/2027 (1)          Baa2/BBB+          2,253,940
                                                                    11,272,096

South Carolina - 6.8%
        350,000   Charleston Cnty., SC
                  Sch. Dist. Ref. Ser. B,
                  5.00% due 2/1/2016              Aa1/AA+              377,769
      1,250,000   Charleston, SC Wtrwks.
                  & Swr. Rev.,
                  5.25% due 1/1/2018              Aa3/AA-            1,364,737
      1,500,000   Charleston, SC Wtrwks. &
                  Swr. Rev. Ser. B,
                  5.00% due 1/1/2028              Aa3/AA-            1,535,490
      1,000,000   Mount Pleasant, SC Wtr. &
                  Swr. Rev. Ref. & Impt.,
                  5.25% due 12/1/2019             Aaa/AAA            1,099,350
      2,000,000   Tobacco Settlement Rev.
                  Management,
                  6.00% due 5/15/2022             Baa3/BBB           1,889,840
                                                                     6,267,186

Tennessee - 2.7%
        700,000   Knox Cnty., TN
                  Pub. Impt. G.O.,
                  5.375% due 5/1/2020             Aa2/AA               750,610
      1,700,000   Tennessee Housing Dev.
                  Agy. Mtg. Fin. Ser. A,
                  5.20% due 7/1/2023              Aa2/AA             1,760,214
                                                                     2,510,824

Virginia - 3.5%
      3,000,000   Fairfax Cnty., VA Ref.
                  Pub. Impt. Ser. A,
                  4.25% due 6/1/2008              Aaa/AAA            3,208,260

Washington - 3.8%
      1,250,000   Snohomish Cnty., WA
                  G.O.,
                  5.375% due 12/1/2019            Aaa/AAA            1,371,450
      2,000,000   Tobacco Settlement Auth.
                  WA Rev.,
                  6.25% due 6/1/2011              Baa3/BBB           2,092,680
                                                                     3,464,130

Wisconsin - 3.1%
        750,000   Badger Tobacco Asset
                  Securitization Corp.,
                  6.00% due 6/1/2017              Baa3/BBB             726,690
      2,070,000   Badger Tobacco Asset
                  Security Corp.,
                  5.75% due 6/1/2011              Baa3/BBB           2,114,526
                                                                     2,841,216

Total Municipal Bonds
(Cost $87,816,691)                                                  91,142,928
Total Investments - 99.5%
 (Cost $87,816,691)                                                 91,142,928
Cash, Receivables and Other Assets
Less Liabilities - 0.5%                                                480,046
Net Assets - 100%                                             $     91,622,974


*    Unaudited.
(1)  Variable rate demand notes.
(2)  Pre-refunded.

Glossary:
G.O. - General Obligation.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    3,387,524
Gross unrealized depreciation .................           (61,287)
                                                   --------------
Net unrealized appreciation ...................    $    3,326,237
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------------------
...   The Guardian Cash Management Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Corporate Bonds -- 1.8%
     Principal                                   Maturity
     Amount                                      Date               Value
--------------------------------------------------------------------------
Capital Markets - 1.1%
$     5,000,000   Goldman Sachs Group, Inc.
                  7.50%                           1/28/2005$     5,099,032

Wireline Communications - 0.7%
      3,500,000   NYNEX Capital Funding
                  8.75%                           12/1/2004      3,542,788

Total Corporate Bonds
(Cost $8,641,820)                                                8,641,820

Municipal Bond - 1.0%
      5,000,000   New York St. Urban Dev.
                  Corp. Rev.
                  2.08%                          12/15/2004
(Cost $5,008,447)                                                5,008,447

U.S. Government Securities - 5.2%
U.S. Government Agency Securities - 5.20%
                  FHLB
$     4,000,000   1.13%                           10/1/2004$     4,000,000
      6,000,000   1.44%                            3/8/2005      6,000,000
                  FNMA
     10,000,000   1.65%                           5/16/2005     10,000,000
      5,000,000   2.32%                           9/30/2005      5,000,000

Total U.S. Government Securities
(Cost $25,000,000)                                              25,000,000

Commercial Paper - 68.0%
ASSET BACKED - 1.1%
$     5,000,000   Sheffield Receivables Corp.
                  1.79%                          10/28/2004$     4,993,287

FINANCIAL - 23.6%
Capital Markets - 2.1%
$    10,000,000   Morgan Stanley Dean Witter & Co.
                  1.77%                           10/6/2004$     9,997,541

Diversified Financial Services - 2.10%
     10,000,000   Citigroup Global Markets Hldgs., Inc.
                  1.65%                           10/8/2004      9,996,792

Finance Companies - 4.9%
     12,000,000   Barton Capital Corp.
                  1.75%                           10/4/2004     11,998,250
     12,000,000   Private Export Funding Corp.
                  1.74%                          10/21/2004     11,988,400

Financial-Banks - 12.4%
      5,000,000   Abbey National NA LLC
                  1.68%                          10/14/2004      4,996,967
     10,000,000   ABN Amro NA
                  1.75%                          10/25/2004      9,988,333
      5,000,000   Credit Suisse First Boston
                  1.65%                          10/12/2004      4,997,479
     10,000,000   Deutsche Bank Financial
                  1.71%                          10/26/2004      9,988,125
     10,000,000   Dresdner Bank AG
                  1.76%                          10/29/2004      9,986,311
     10,000,000   Societe Generale NA
                  1.74%                          10/27/2004      9,987,470
     10,000,000   UBS Finance, Inc.
                  1.75%                           10/6/2004      9,997,576
                                                                59,942,261

Financial-Other - 2.1%
     10,000,000   American General Fin. Corp.
                  1.66%                          10/12/2004      9,994,928

TOTAL FINANCIAL                                                113,918,172
INDUSTRIAL - 43.3%
Automobiles - 3.2%
$     5,787,000   BMW US Capital Corp.
                  1.76%                          10/26/2004$     5,779,927
     10,000,000   Toyota Motor Credit Corp.
                  1.75%                           11/3/2004      9,983,958
                                                                15,763,885

Beverage - 4.1%
     10,000,000   Coca-Cola Co.
                  1.76%                          10/20/2004      9,990,711
     10,000,000   PepsiCo., Inc.
                  1.73%                          10/28/2004      9,987,025
                                                                19,977,736

Computer Systems - 4.1%
     10,000,000   Hewlett Packard Co.
                  1.76%                          10/29/2004      9,986,311
     10,000,000   IBM Corp.
                  1.72%                           10/6/2004      9,997,611
                                                                19,983,922

Consumer Products - 2.1%
     10,000,000   L'Oreal USA, Inc.
                  1.80%                          10/21/2004      9,990,000

Electronics and Instruments - 2.1%
                  Sharp Electronics
      5,000,000   1.67%                           10/6/2004      4,998,840
      5,000,000   1.70%                          10/25/2004      4,994,334
                                                                 9,993,174

Food and Staples Retailing - 2.1%
     10,000,000   Wal-Mart Stores, Inc.
                  1.74%                          10/19/2004      9,991,300

Food Products - 1.2%
      5,800,000   McCormick & Co., Inc.
                  1.87%                           10/1/2004      5,800,000

Household Durables - 3.1%
     15,000,000   Fortune Brands, Inc.
                  1.87%                           10/1/2004     15,000,000

Household Products - 3.1%
      5,000,000   Colgate-Palmolive Co.
                  1.73%                          10/12/2004      4,997,357
     10,000,000   Procter & Gamble Co.
                  1.73%                           11/5/2004      9,983,180
                                                                14,980,537

Media - 3.1%
      5,250,000   Gannett Co., Inc.
                  1.75%                           11/5/2004      5,241,068
     10,000,000   Tribune Co.
                  1.77%                           10/6/2004      9,997,541
                                                                15,238,609

Media-NonCable - 2.9%
     14,000,000   Knight-Ridder, Inc.
                  1.74%                          10/19/2004     13,987,820

Metals and Mining - 1.5%
      7,362,000   Rio Tinto Ltd.
                  1.75%                           10/8/2004      7,359,495

Oil and Gas - 2.1%
     10,000,000   Koch Industries
                  1.64%                           10/6/2004      9,997,722

Pharmaceuticals - 2.1%
     10,000,000   Alcon Fin.
                  1.73%                          10/27/2004      9,987,506

Telecommunications - 2.1%
     10,000,000   Verizon
                  1.72%                           10/4/2004      9,998,567

Transportation - 2.3%
     11,000,000   Netjets, Inc.
                  1.74%                          10/15/2004     10,992,557

Utilities-Electric and Water - 2.1%
     10,000,000   Southern Co.
                  1.63%                           10/4/2004      9,998,642

TOTAL INDUSTRIAL                                               209,041,472
Total Commercial Paper
(Cost $327,952,931)                                            327,952,931

Floating Rate Notes and Bonds - 19.00%
Principal                                        Reset
Amount                                           Date*              Value
--------------------------------------------------------------------------
California - 4.5%
$    13,590,000   California Housing Fin. Agency
                  1.85%                           10/7/2004$    13,590,000
      8,100,000   Sacramento Cnty., CA
                  1.83%                           10/7/2004      8,100,000
                                                                21,690,000

Colorado - 2.9%
                  Colorado Housing & Fin. Auth.
     13,900,000   1.84%                           10/7/2004     13,900,000

Connecticut - 1.6%
      8,000,000   Connecticut St. Housing & Fin.
                  Auth.
                  1.86%                           10/7/2004      8,000,000

Michigan - 0.8%
      4,000,000   Michigan St. Housing Dev. Auth.
                  1.84%                           10/7/2004      4,000,000

New York - 3.5%
     17,040,000   New York City Transitional
                  1.84%                           10/7/2004     17,040,000

Utah - 4.5%
                  Utah Housing Corp. Single Family
     14,475,000   1.84%                           10/7/2004     14,475,000
                  Utah St. Housing Fin. Agency
      7,195,000   1.84%                           10/7/2004      7,195,000
                                                                21,670,000

Washington - 1.2%
      5,595,000   Seattle, WA
                  2.40%                           8/31/2005      5,595,000

Total Floating Rate Notes and Bonds
(Cost $91,895,000)                                              91,895,000

Repurchase Agreement - 5.3%
Principal
Amount                                                              Value
--------------------------------------------------------------------------
$    25,789,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $25,790,289 at
                  1.80% due 10/1/2004 (1)
(Cost $25,789,000)                                         $    25,789,000
Total Investments - 100.3%
 (Cost $484,287,198)                                           484,287,198
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.3)%                                           (1,667,053)
Net Assets - 100%                                          $   482,620,145


* Floating rate note. The rate shown is the rate in effect at September 30, 2004.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Park Avenue Portfolio





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Park Avenue Portfolio


Date:     November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Park Avenue Portfolio


Date:    November 22, 2004





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Park Avenue Portfolio


Date:     November 22, 2004





1